ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 96.1%
CONSUMER DISCRETIONARY 13.3%
Automobiles 0.3%
Ford Motor (1)	619,400	5,259
		5,259
Distributors 0.5%
Genuine Parts	223,250	11,163
		11,163
Diversified Consumer Services 0.7%
H&R Block	678,000	14,360
		14,360
Household Durables 2.5%
D. R. Horton	425,100	5,446
Fortune Brands	206,100	16,795
Newell Rubbermaid	615,500	17,739
Sony (JPY)	268,300	12,961
		52,941
Leisure Equipment & Products 1.4%
Eastman Kodak	546,100	14,613
Mattel	616,100	14,454
		29,067
Media 6.3%
CBS, Class B	468,700	14,764
Disney	532,900	18,327
Dow Jones	318,800	19,032
Gannett	343,800	15,024
McGraw-Hill	191,400	9,744
New York Times, Class A	680,500	13,447
Time Warner	1,274,600	23,402
Tribune	319,448	8,727
Viacom, Class B (1)	255,200	9,945
		132,412
Specialty Retail 1.6%
Bed Bath & Beyond (1)	425,100	14,504
GAP	213,900	3,944
Home Depot	499,900	16,217
		34,665
Total Consumer Discretionary		279,867
CONSUMER STAPLES 9.8%
Beverages 2.0%
Anheuser-Busch	440,400	22,016
Brown-Forman, Class B	46,514	3,484
Coca-Cola	297,500	17,097
		42,597
Food & Staples Retailing 1.1%
Sysco	154,500	5,499
Wal-Mart	417,500	18,224
		23,723
Food Products 2.8%
Archer-Daniels-Midland	172,400	5,703
Campbell Soup	170,000	6,290
General Mills	292,400	16,962
Hershey Foods	212,500	9,862
Kraft Foods, Class A	384,400	13,266
McCormick	206,900	7,442
		59,525
Household Products 2.7%
Colgate-Palmolive	317,900	22,673
Kimberly-Clark	169,800	11,930
Procter & Gamble	298,500	20,996
		55,599
Personal Products 0.8%
Avon	446,800	16,768
		16,768
Tobacco 0.4%
UST	163,200	8,095
		8,095

Total Consumer Staples		206,307
ENERGY 12.1%
Energy Equipment & Services 1.3%
BJ Services	335,000	8,894
Schlumberger	169,900	17,840
		26,734
Oil, Gas & Consumable Fuels 10.8%
Anadarko Petroleum	323,200	17,372
BP, ADR	236,196	16,380
Chevron	531,552	49,743
ExxonMobil	526,922	48,772
Hess	339,500	22,587
Murphy Oil	282,400	19,737
Royal Dutch Shell, ADR, Class A	420,600	34,565
Spectra Energy	323,250	7,913
StatoilHydro (NOK)	296,700	10,073
		227,142
Total Energy		253,876
FINANCIALS 17.6%
Capital Markets 3.6%
Bank of New York Mellon	543,000	23,968
Charles Schwab	944,800	20,408
Legg Mason	127,500	10,747
Merrill Lynch	85,100	6,066
State Street	212,200	14,463
		75,652
Commercial Banks 3.9%
Fifth Third Bancorp	538,700	18,251
National City	295,300	7,409
Royal Bank of Scotland (GBP)	677,200	7,249
SunTrust	212,700	16,095
U.S. Bancorp	786,400	25,582
Wells Fargo	203,320	7,242
		81,828
Consumer Finance 0.4%
Capital One Financial	148,700	9,878
		9,878
Diversified Financial Services 3.3%
Citigroup	489,264	22,834
JPMorgan Chase	1,012,241	46,381
		69,215
Insurance 5.6%
American International Group	365,000	24,692
Chubb	158,400	8,497
Genworth Financial, Class A	180,000	5,531
Lincoln National	318,147	20,988
Marsh & McLennan	1,012,800	25,827
Progressive Corporation	445,700	8,651
The Travelers Companies	299,546	15,079
Unum Group	382,100	9,350
		118,615
Thrifts & Mortgage Finance 0.8%
Countrywide Financial	363,500	6,910
Fannie Mae	157,200	9,559
		16,469
Total Financials		371,657
HEALTH CARE 9.3%
Biotechnology 0.9%
Amgen (1)	340,500	19,262
		19,262
Health Care Equipment & Supplies 1.0%
Baxter International	257,600	14,498
Boston Scientific (1)	384,800	5,368
		19,866
Pharmaceuticals 7.4%
Abbott Laboratories	271,000	14,531
Bristol Myers Squibb	563,700	16,246
Eli Lilly	495,600	28,214
Johnson & Johnson	363,900	23,908
Merck	641,800	33,175
Pfizer	954,600	23,321
Wyeth	388,500	17,308
		156,703
Total Health Care		195,831
INDUSTRIALS & BUSINESS SERVICES 12.5%
Aerospace & Defense 1.6%
Honeywell International	300,200	17,853
Raytheon	256,200	16,351
		34,204
Air Freight & Logistics 0.3%
UPS, Class B	84,300	6,331
		6,331
Airlines 0.3%
Southwest Airlines	434,000	6,423
		6,423
Building Products 1.0%
Masco	616,000	14,273
USG (1)	213,900	8,032
		22,305
Commercial Services & Supplies 1.3%
Avery Dennison	246,000	14,027
Waste Management	335,472	12,661
		26,688
Electrical Equipment 0.5%
Cooper Industries, Class A	203,534	10,398
		10,398
Industrial Conglomerates 4.9%
3M	340,100	31,826
GE	1,746,300	72,297
		104,123
Machinery 1.5%
Illinois Tool Works	298,700	17,815
Ingersoll-Rand, Class A	191,300	10,420
Pall	72,600	2,824
		31,059
Road & Rail 1.1%
Union Pacific	199,500	22,555
		22,555
Total Industrials & Business Services		264,086
INFORMATION TECHNOLOGY 6.4%
Communications Equipment 1.1%
Alcatel-Lucent, ADR	552,600	5,625
Motorola	593,900	11,005
Nokia, ADR	144,700	5,489
		22,119
Computers & Peripherals 0.9%
Dell (1)	699,800	19,314
		19,314
Internet Software & Services 0.8%
Yahoo! (1)	641,900	17,229
		17,229
IT Services 0.4%
Computer Sciences (1)	147,100	8,223
		8,223
Semiconductor & Semiconductor Equipment 1.5%
Analog Devices	443,400	16,033
Applied Materials	255,300	5,285
Intel	427,600	11,058
		32,376
Software 1.7%
Microsoft	1,202,400	35,423
		35,423
Total Information Technology		134,684
MATERIALS 5.0%
Chemicals 1.8%
DuPont	383,800	19,021
International Flavors & Fragrances	339,300	17,935
		36,956
Construction Materials 0.6%
Vulcan Materials	147,600	13,159
		13,159
Metals & Mining 0.6%
Alcoa	343,300	13,430
		13,430
Paper & Forest Products 2.0%
International Paper	845,953	30,344
MeadWestvaco	382,900	11,307
		41,651
Total Materials		105,196
TELECOMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services 3.9%
AT&T	1,030,636	43,606
Qwest Communications International (1)	1,991,100	18,239
Verizon Communications	448,742	19,870
Windstream	85,088	1,201
		82,916
Wireless Telecommunication Services 1.3%
Alltel	172,700	12,034
Sprint Nextel	813,200	15,451
		27,485
Total Telecommunication Services		110,401
UTILITIES 4.9%
Electric Utilities 3.2%
Duke Energy	591,700	11,059
Entergy	202,600	21,939
FirstEnergy	202,420	12,821
Pinnacle West Capital	194,500	7,685
Progress Energy	295,000	13,821
		67,325
Multi-Utilities 1.7%
Ameren	63,900	3,355
NiSource	855,400	16,372
Teco Energy	239,100	3,929
XCEL Energy	523,600	11,278
		34,934
Total Utilities		102,259

Total Common Stocks (Cost $1,639,290)		2,024,164
CONVERTIBLE BONDS 0.1%
Ford Motor, 4.25%, 12/15/36	2,521,000	2,951
Total Convertible Bonds (Cost $2,521)		2,951
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	75,694,384	75,694
Total Short-Term Investments (Cost $75,694)		75,694
Total Investments in Securities
99.8% of Net Assets (Cost $1,717,505)		$2,102,809

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.
ADR	American Depository Receipts
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Portfolio
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $1,717,505,000. Net unrealized gain aggregated $385,314,000 at period-end, of which $452,121,000 related to appreciated investments and $66,807,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $3,888,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $75,694,000 and $113,452,000, respectively.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 11.4%
Hotels, Restaurants & Leisure 2.4%
Chipotle Mexican Grill, Class B (1)	9,400	1,006
International Game Technology	22,700	978
MGM Mirage (1)	5,900	528
		2,512
Household Durables 1.1%
Harman International	12,900	1,116
		1,116
Media 2.4%
Omnicom	25,900	1,245
Viacom, Class B (1)	12,100	472
XM Satellite Radio Holdings, Class A (1)	49,900	707
		2,424
Multiline Retail 1.2%
Kohl's (1)	20,600	1,181
		1,181
Specialty Retail 3.5%
Advance Auto Parts	22,100	742
Bed Bath & Beyond (1)	26,400	901
Home Depot	27,200	882
PetSmart	16,500	526
TJX	18,000	523
		3,574
Textiles, Apparel & Luxury Goods 0.8%
Coach (1)	18,100	856
		856
Total Consumer Discretionary		11,663
CONSUMER STAPLES 4.1%
Food & Staples Retailing 4.1%
CVS Caremark	33,085	1,311
Sysco	39,050	1,390
Whole Foods Market	30,500	1,493
Total Consumer Staples		4,194
ENERGY 6.0%
Energy Equipment & Services 3.3%
Cameron International (1)	11,200	1,034
Smith International	33,000	2,356
		3,390
Oil, Gas & Consumable Fuels 2.7%
EOG Resources	23,500	1,700
Murphy Oil	14,900	1,041
		2,741
Total Energy		6,131
FINANCIALS 4.6%
Capital Markets 3.4%
Fortress Investment Group, Class A	19,800	422
Franklin Resources	6,900	880
Lazard	26,900	1,140
Morgan Stanley	16,300	1,027
		3,469
Diversified Financial Services 0.3%
Moody's	5,900	297
		297
Insurance 0.9%
Hartford Financial Services	5,800	537
Willis Group Holdings	10,500	430
		967
Total Financials		4,733
HEALTH CARE 16.8%
Biotechnology 3.8%
Amgen (1)	9,900	560
Cephalon (1)	3,350	245
Genentech (1)	14,900	1,163
Gilead Sciences (1)	32,400	1,324
Martek Biosciences (1)	11,000	319
Vertex Pharmaceuticals (1)	8,700	334
		3,945
Health Care Equipment & Supplies 4.5%
Dentsply International	26,800	1,116
Intuitive Surgical (1)	2,900	667
ResMed (1)	11,500	493
St. Jude Medical (1)	34,900	1,538
Stryker	12,400	853
		4,667
Health Care Providers & Services 4.1%
Aetna	32,600	1,769
Henry Schein (1)	12,800	779
Laboratory Corporation of America (1)	20,900	1,635
		4,183
Health Care Technology 0.4%
Cerner (1)	6,200	371
		371
Life Sciences Tools & Services 1.5%
Covance (1)	20,000	1,558
		1,558
Pharmaceuticals 2.5%
Elan, ADR (1)	39,400	829
Eli Lilly	18,700	1,064
Wyeth	15,300	682
		2,575
Total Health Care		17,299
INDUSTRIALS & BUSINESS SERVICES 18.6%
Aerospace & Defense 3.1%
General Dynamics	23,940	2,022
United Technologies	13,800	1,111
		3,133
Air Freight & Logistics 2.8%
Expeditors International of Washington	35,600	1,684
UPS, Class B	16,500	1,239
		2,923
Airlines 1.3%
Southwest Airlines	91,900	1,360
		1,360
Commercial Services & Supplies 0.5%
ChoicePoint (1)	13,700	519
		519
Construction & Engineering 2.9%
Foster Wheeler (1)	11,200	1,470
Quanta Services (1)	56,500	1,495
		2,965
Electrical Equipment 0.8%
General Cable (1)	12,500	839
		839
Industrial Conglomerates 2.9%
GE	40,600	1,681
Roper Industries	19,400	1,271
		2,952
Machinery 2.9%
Danaher	12,200	1,009
ESCO Technologies (1)	5,400	179
ITT	6,900	469
Joy Global	17,900	910
Valmont Industries	4,700	399
		2,966
Trading Companies & Distributors 1.4%
Fastenal	32,700	1,485
		1,485
Total Industrials & Business Services		19,142
INFORMATION TECHNOLOGY 33.9%
Communications Equipment 3.2%
Cisco Systems (1)	56,550	1,873
Juniper Networks (1)	24,700	904
Qualcomm	11,900	503
		3,280
Computers & Peripherals 3.0%
Apple (1)	6,800	1,044
Dell (1)	43,200	1,192
Network Appliance (1)	33,000	888
		3,124
Internet Software & Services 6.1%
Akamai Technologies (1)	31,200	896
eBay (1)	51,100	1,994
Google, Class A (1)	3,600	2,042
Yahoo! (1)	48,200	1,294
		6,226
IT Services 4.3%
Affiliated Computer Services, Class A (1)	16,300	819
Automatic Data Processing	26,400	1,213
Global Payments	26,400	1,167
Iron Mountain (1)	38,750	1,181
		4,380
Semiconductor & Semiconductor Equipment 5.9%
Altera	44,800	1,079
Analog Devices	23,100	835
Broadcom, Class A (1)	37,600	1,370
Integrated Device Technology (1)	51,100	791
Marvell Technology Group (1)	61,800	1,012
Xilinx	37,800	988
		6,075
Software 11.4%
Adobe Systems (1)	50,700	2,214
Amdocs (1)	37,600	1,398
Electronic Arts (1)	30,700	1,719
Intuit (1)	35,400	1,073
Microsoft	46,700	1,376
NAVTEQ (1)	11,200	873
Red Hat (1)	14,200	282
Salesforce.com (1)	31,200	1,601
Symantec (1)	46,100	894
THQ (1)	11,700	292
		11,722
Total Information Technology		34,807
MATERIALS 1.0%
Chemicals 1.0%
Monsanto	8,100	695
Potash Corp of Saskatchewan	3,400	359
Total Materials		1,054
TELECOMMUNICATION SERVICES 2.3%
Wireless Telecommunication Services 2.3%
American Tower Systems, Class A (1)	44,100	1,920
MetroPCS Communications (1)	16,300	445
Total Telecommunication Services		2,365
Total Common Stocks (Cost $80,390)		101,388
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Reserve Investment Fund, 5.46%, (2)(3)	1,352,493	1,352
Total Short-Term Investments (Cost $1,352)		1,352
Total Investments in Securities
100.0% of Net Assets (Cost $81,742)		$102,740

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Portfolio
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $81,742,000. Net unrealized gain aggregated $20,998,000 at period-end, of which $22,610,000 related to appreciated investments and $1,612,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $36,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $1,352,000 and $1,382,000, respectively.

T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 64.0%
CONSUMER DISCRETIONARY 8.7%
Auto Components 0.1%
Aisin Seiki (JPY)	1,800	72
GKN (GBP)	10,528	76
Koito Manufacturing (JPY) (1)	4,800	58
Strattec Security	300	14
TRW (2)	600	19
		239
Automobiles 0.6%
Bayerische Motoren Werke (EUR) (1)	3,229	208
General Motors (1)	5,800	213
Harley-Davidson (1)	7,900	365
Honda (JPY)	3,100	104
Piaggio & C S.p.A. (EUR)	8,600	35
Toyota Motor (JPY)	4,500	264
Winnebago	100	2
		1,191
Distributors 0.1%
Jardine Cycle & Carriage (SGD)	4,000	50
Keystone Automotive (2)	300	14
Pacific Brands (AUD)	20,362	56
		120
Diversified Consumer Services 0.3%
Apollo Group, Class A (2)	1,000	60
Bright Horizons Family Solutions (2)	500	22
Corinthian Colleges (2)	2,600	41
H&R Block (1)	19,800	419
Matthews International, Class A	1,300	57
		599
Hotels, Restaurants & Leisure 1.2%
Applebee's	962	24
BJ's Restaurants (2)	800	17
CEC Entertainment (2)	450	12
International Game Technology	16,100	694
Las Vegas Sands (1)(2)	1,300	173
Marriott, Class A	9,000	391
McDonald's	2,200	120
MGM Mirage (2)	2,200	197
P.F. Chang's China Bistro (2)	400	12
Panera Bread, Class A (2)	500	20
Red Robin Gourmet Burgers (2)	700	30
Ruby Tuesday	300	6
Sonic (2)	2,005	47
The Cheesecake Factory (2)	1,200	28
Wynn Resorts (1)	3,600	567
		2,338
Household Durables 0.8%
Alpine Electronics (JPY)	600	9
Fortune Brands	3,700	301
Jarden (2)	625	19
Makita (JPY)	1,300	57
Meritage (2)	900	13
Newell Rubbermaid	11,000	317
Persimmon (GBP)	3,591	71
Philips Electronics (EUR)	2,900	131
Sony, ADR (1)	6,000	288
Sony (JPY) (1)	3,600	174
Standard Pacific	1,500	8
TomTom (EUR) (2)	1,361	105
		1,493
Internet & Catalog Retail 0.8%
Amazon.com (2)	13,300	1,239
Liberty Media Interactive, Class A (1)(2)	10,500	202
priceline.com (2)	600	53
		1,494
Leisure Equipment & Products 0.1%
Brunswick	900	21
MarineMax (2)	700	10
Nikon (JPY) (1)	4,000	137
Polaris Industries	200	9
Pool	737	18
		195
Media 2.0%
Aegis Group (GBP)	32,148	82
Belo, Class A	900	16
Cablevision Systems, Class A (1)(2)	12,300	430
CBS, Class B (1)	5,100	161
Comcast, Class A (1)(2)	6,800	164
Discovery Holding, Series A (2)	12,500	361
EchoStar Communications, Class A (2)	6,600	309
Entercom Communications	400	8
Groupo Prisa (EUR) (1)	5,191	102
Grupo Televisa, ADR	4,100	99
Informa (GBP)	5,546	57
Liberty Media Capital, Class A (2)	3,600	449
McGraw-Hill	300	15
New York Times, Class A (1)	13,400	265
Omnicom	5,400	260
SanomaWSOY (EUR) (1)	2,814	87
Scholastic (2)	1,300	45
Shaw Communications, B Shares	3,400	84
Television Broadcasts (HKD)	9,000	54
Time Warner	25,800	474
Viacom, Class B (2)	8,045	314
WPP Group, ADR (1)	150	10
WPP Group (GBP)	2,926	39
Young Broadcasting (2)	500	1
		3,886
Multiline Retail 1.1%
Big Lots (2)	500	15
Harvey Norman Holdings (AUD)	23,388	123
Kohl's (2)	19,200	1,101
Lotte Shopping, GDR (3)	2,100	44
PPR (EUR)	773	145
Target	10,900	693
		2,121
Specialty Retail 1.2%
A.C. Moore Arts & Crafts (2)	300	5
Ann Taylor Stores (2)	1,500	47
Aoyama Trading (JPY)	900	23
Bed Bath & Beyond (1)(2)	17,400	594
Borders Group	1,700	23
Christopher & Banks	875	11
Cost Plus (2)	200	1
DSG International (GBP)	15,409	42
Esprit Holdings (HKD)	6,800	108
Hibbett Sports (2)	900	22
Home Depot	23,200	753
Hot Topic (2)	1,500	11
Inditex (EUR)	1,271	85
J. Crew Group (2)	200	8
Monro Muffler Brake & Service	800	27
RadioShack (1)	4,000	83
The Finish Line, Class A	200	1
TJX	15,700	456
Tween Brands (2)	900	30
Zale (2)	1,000	23
Zumiez (2)	900	40
		2,393
Textiles, Apparel & Luxury Goods 0.4%
Adidas (EUR)	1,641	107
Benetton Group (EUR)	7,667	130
Coach (2)	10,000	473
Lululemon Athletica (2)	200	8
Under Armour (2)	200	12
Warnaco Group (2)	600	24
		754

Total Consumer Discretionary		16,823
CONSUMER STAPLES 3.9%
Beverages 1.1%
Anheuser-Busch	10,300	515
Cia Cervecerias Unidas, ADR	1,300	50
Coca-Cola	9,100	523
Coca-Cola Enterprises (1)	8,600	208
Heineken (EUR)	2,100	137
Lion Nathan (AUD)	7,425	61
PepsiCo	4,250	311
Pernod-Ricard (EUR) (1)	1,083	236
Takara Holdings (JPY) (1)	8,000	47
		2,088
Food & Staples Retailing 1.2%
Casey's General Stores	1,500	41
CVS Caremark	27,725	1,099
Pantry (2)	700	18
Seven & I (JPY) (1)	3,055	78
Sysco	1,900	68
Tesco (GBP)	32,424	290
Wal-Mart	17,500	764
		2,358
Food Products 0.8%
Associated British Foods (GBP)	6,831	111
General Mills	4,100	238
Goodman Fielder (AUD)	41,500	95
Hershey Foods (1)	2,400	111
Kraft Foods, Class A	6,100	211
Nestle (CHF)	1,207	541
Sara Lee	15,100	252
Seneca Foods, Class A (2)	100	3
Seneca Foods, Class B (2)	100	3
Unilever (GBP)	3,472	109
		1,674
Household Products 0.4%
Procter & Gamble	10,587	745
		745
Personal Products 0.3%
Avon	9,300	349
Kobayashi Pharmaceutical (JPY) (1)	1,000	35
L'Oreal (EUR)	1,373	180
		564
Tobacco 0.1%
Altria Group	2,100	146
		146
Total Consumer Staples		7,575
ENERGY 6.0%
Energy Equipment & Services 2.7%
Baker Hughes	13,100	1,184
BJ Services (1)	9,500	252
Boart Longyear (AUD) (2)	22,822	48
Exterran Holdings (1)(2)	487	39
FMC Technologies (2)	400	23
ION Geophysical (1)(2)	1,100	15
Key Energy Services (2)	200	3
Saipem (EUR)	4,875	207
Schlumberger (1)	19,000	1,995
SEACOR Holdings (2)	800	76
Smith International	15,000	1,071
Technip (EUR)	1,645	147
TGS Nopec Geophysical (NOK) (2)	3,500	72
Union Drilling (2)	400	6
W-H Energy Services (2)	400	30
		5,168
Oil, Gas & Consumable Fuels 3.3%
Bill Barrett (2)	1,300	51
BP, ADR	9,700	673
BP (GBP)	9,881	114
Concho Resources (2)	800	12
ConocoPhillips	1,900	167
CONSOL Energy	4,400	205
Eni S.p.A. (EUR)	4,798	177
EOG Resources	500	36
ExxonMobil	12,400	1,148
Forest Oil (2)	1,400	60
Foundation Coal Holdings	1,100	43
Geomet (2)	1,400	7
Marathon Oil	3,200	182
Mariner Energy (2)	1,433	30
Murphy Oil	13,000	909
Nippon Mining (JPY)	5,500	55
Royal Dutch Shell, B Shares (GBP)	5,261	216
Royal Dutch Shell, ADR, B Shares	2,594	213
Spectra Energy	7,400	181
StatoilHydro (NOK) (1)	14,800	503
Sunoco	600	42
Total, ADR	13,900	1,126
Total (EUR)	4,323	351
Westmoreland Coal (2)	400	8
		6,509

Total Energy		11,677
FINANCIALS 12.5%
Capital Markets 4.1%
Affiliated Managers Group (2)	500	64
Ameriprise Financial	9,120	576
Bank of New York Mellon	10,800	477
Charles Schwab	25,050	541
Close Brothers Group (GBP)	3,447	57
Franklin Resources	7,000	892
Goldman Sachs	3,600	780
Legg Mason (1)	1,050	88
Macquarie Bank (AUD)	1,479	110
Merrill Lynch	5,100	364
Morgan Stanley	15,200	958
Northern Trust	7,300	484
Nuveen Investments (1)	5,700	353
optionsXpress Holdings	500	13
Penson Worldwide (2)	1,000	18
Piper Jaffray Companies (2)	700	38
State Street	20,000	1,363
UBS (CHF)	16,411	880
		8,056
Commercial Banks 2.8%
Allied Irish Banks (EUR)	6,562	159
Anglo Irish Bank, Dublin Listing (EUR)	6,000	113
Australia & New Zealand Banking, ADR (1)	100	13
Australia & New Zealand Banking (AUD)	8,858	233
Banco Pololare S.p.A. (EUR) (2)	3,715	83
Banco Santander (EUR)	5,997	116
BNP Paribas (EUR)	2,023	221
Boston Private Financial	700	20
Cascade Bancorp	875	19
Chittenden	1,243	44
Citizens Republic Bancorp	1,500	24
Danske Bank (DKK)	3,500	142
DBS Group (SGD)	12,117	176
Fifth Third Bancorp (1)	10,100	342
First Horizon National (1)	12,500	333
Glacier Bancorp	1,747	39
Grupo Financiero Banorte S.A.B. de C.V. (MXN)	18,065	72
HSBC (GBP)	10,600	195
Hypo Real Estate Holding (EUR) (1)	1,706	97
Intesa Sanpaolo (EUR)	24,567	189
KBC (EUR)	912	125
Mitsubishi UFJ Financial (JPY)	9	82
Nordea (SEK)	10,298	179
Pinnacle Financial Partners (2)	900	26
Preferred Bank	300	12
Prosperity Bancshares	1,000	33
Provident Bankshares	900	28
Royal Bank of Scotland (GBP)	62,482	669
Sandy Spring Bancorp	700	21
Seacoast Banking, Class A	900	17
Signature Bank (2)	700	25
Societe Generale, Class A (EUR)	796	133
Standard Chartered (GBP)	4,825	157
Sumitomo Trust and Banking Company (JPY) (1)	25,000	188
Svenska Handelsbanken, Class A (SEK)	4,565	141
Swedbank (SEK)	2,400	80
Texas Capital Bancshares (2)	800	17
The Bank of Yokohama (JPY)	15,600	107
U.S. Bancorp (1)	7,400	241
United Community Banks	600	15
Valley National Bancorp (1)	1,536	34
Wells Fargo	9,600	342
WestAmerica	1,000	50
Western Alliance Bancorp (2)	450	11
		5,363
Consumer Finance 0.8%
Advanta, Class B	900	25
American Express	16,300	968
Capital One Financial	1,800	119
Discover Financial (2)	10,250	213
Public Financial Holdings (HKD) (1)	64,000	43
SLM Corporation	1,900	94
		1,462
Diversified Financial Services 1.2%
Babcock & Brown (AUD)	4,281	104
Bank of America	6,200	312
Citigroup	23,750	1,108
CME Group	500	294
ING Groep, GDS (EUR)	2,500	111
IntercontinentalExchange (1)(2)	300	45
JPMorgan Chase	7,000	321
MarketAxess Holdings (2)	800	12
		2,307
Insurance 2.9%
Allianz SE (EUR)	580	135
American International Group	16,777	1,135
Assured Guaranty	1,300	35
Aviva (GBP)	10,927	164
AXA (EUR)	6,600	294
Berkshire Hathaway, Class A (1)(2)	2	237
Employers Holdings	300	6
Genworth Financial, Class A	15,300	470
Hartford Financial Services	6,100	565
Infinity Property & Casualty	1,000	40
Lincoln National	4,800	317
Markel (2)	110	53
Marsh & McLennan (1)	29,600	755
Milano Assicurazioni (EUR) (1)	6,241	52
Munich Re (EUR)	757	145
National Financial Partners	200	11
Prudential Financial	6,300	615
QBE Insurance (AUD)	5,432	163
Selective Insurance	800	17
Suncorp-Metway (AUD)	7,819	141
T&D Holdings (JPY)	1,250	77
Willis Group Holdings	3,700	151
XL Capital	1,900	150
		5,728
Real Estate Investment Trusts (REITs) 0.1%
Centro Shopping America, REIT (AUD)	54,616	51
DiamondRock Hospitality, REIT	700	12
EastGroup Properties, REIT	800	36
Equity Lifestyle Properties, REIT	200	10
Essex Property Trust, REIT	100	12
LaSalle Hotel Properties, REIT	400	17
Mirvac Group (AUD)	12,868	62
Parkway Properties, REIT	400	18
PS Business Parks, REIT	400	23
Washington SBI, REIT	700	23
		264
Real Estate Management & Development 0.4%
China Overseas Land & Investment (HKD) (1)	78,000	179
China Overseas Land & Investment, Warrants, 8/27/08 (HKD) (2)	5,833	5
Deutsche Euroshop (EUR)	2,221	82
Goldcrest Company (JPY)	950	43
St. Joe (1)	13,300	447
		756
Thrifts & Mortgage Finance 0.2%
Atrium (JPY)	2,100	58
Bradford Bingley (GBP)	7,527	46
Countrywide Financial (1)	12,600	239
First Niagara Financial	2,800	40
NewAlliance Bancshares	1,700	25
Radian	600	14
		422

Total Financials		24,358
HEALTH CARE 8.2%
Biotechnology 1.6%
Acadia Pharmaceuticals (2)	500	8
Alexion Pharmaceutical (2)	300	20
Alkermes (2)	900	17
Altus Pharmaceuticals (2)	400	4
Amgen (2)	7,200	407
Amylin Pharmaceuticals (2)	400	20
Celgene (1)(2)	8,100	578
Cephalon (2)	276	20
CSL (AUD)	2,291	218
Cubist Pharmaceuticals (2)	900	19
Cytokinetics (2)	300	2
deCode genetics (2)	600	2
Genentech (2)	9,700	757
Gilead Sciences (2)	21,200	866
Incyte (2)	1,800	13
InterMune (2)	1,000	19
Martek Biosciences (2)	700	20
Myriad Genetics (2)	900	47
Neurocrine Biosciences (2)	400	4
ONYX Pharmaceuticals (2)	400	17
Rigel Pharmaceuticals (2)	700	7
Senomyx (2)	500	6
Tercica (2)	400	2
Theravance (2)	200	5
Vertex Pharmaceuticals (2)	948	36
		3,114
Health Care Equipment & Supplies 2.0%
Alcon	2,100	302
Analogic	400	26
Angiodynamics (2)	400	8
Baxter International	2,100	118
Boston Scientific (2)	37,800	527
Covidien (2)	8,100	336
DJO (2)	600	29
Edwards Lifesciences (2)	500	25
Elekta (SEK) (1)	4,549	74
EV3 (2)	450	7
Integra LifeSciences (2)	1,200	58
Masimo (2)	100	3
Medtronic	20,400	1,151
Micrus Endovascular (2)	500	9
Northstar Neuroscience (2)	400	4
NuVasive (2)	400	14
NxStage Medical (2)	700	10
ResMed (2)	1,400	60
St. Jude Medical (2)	10,700	472
Stereotaxis (2)	700	10
Steris	900	25
Stryker	6,600	454
Terumo (JPY) (1)	1,500	75
Thoratec (2)	1,200	25
TomoTherapy (2)	300	7
Wright Medical Group (2)	1,100	30
Zimmer Holdings (2)	200	16
		3,875
Health Care Providers & Services 2.1%
Aetna	10,800	586
AMERIGROUP (2)	800	28
Animal Health International (2)	600	7
Cardinal Health	7,900	494
Centene (2)	1,100	24
CIGNA	4,100	218
Express Scripts (2)	6,400	357
Health Management (1)	30,400	211
HealthExtras (2)	900	25
Henry Schein (2)	900	55
Humana (2)	3,900	273
Laboratory Corporation of America (2)	3,100	243
LifePoint Hospitals (2)	1,100	33
Medco (2)	5,100	461
Nighthawk Radiology (2)	700	17
Skilled Healthcare, Class A (2)	600	9
Sunrise Senior Living (2)	2,500	88
UnitedHealth Group	6,100	295
WellPoint (2)	7,900	623
		4,047
Health Care Technology 0.0%
Allscripts Healthcare (2)	700	19
Vital Images (2)	600	12
		31
Life Sciences Tools & Services 0.1%
Bruker BioSciences (1)(2)	100	1
Exelixis (2)	1,100	11
Nektar Therapeutics (2)	100	1
Thermo Fisher Scientific (2)	1,900	110
		123
Pharmaceuticals 2.4%
Alexza Pharmaceuticals (2)	200	2
Allergan	6,300	406
BioMimetic Therapeutics (2)	100	1
Cadence Pharmaceuticals (2)	200	3
Eisai (JPY)	1,200	57
Eli Lilly	2,800	159
GlaxoSmithKline (GBP)	2,840	75
GlaxoSmithKline, ADR (1)	2,700	144
Inspire Pharmaceuticals (2)	1,000	5
Johnson & Johnson	8,300	545
Medicines Company (2)	700	13
Medicis Pharmaceutical, Class A	1,100	34
Merck	12,900	667
Novartis, Regulation D Shares (CHF)	6,014	331
Noven Pharmaceuticals (2)	200	3
Pfizer	14,100	344
Roche Holding - Genusscheine (CHF)	2,517	455
Sanofi-Aventis (EUR) (1)	3,069	259
Schering-Plough	21,500	680
Takeda Pharmaceutical (JPY)	1,700	119
Wyeth	10,900	486
XenoPort (2)	400	19
		4,807

Total Health Care		15,997

INDUSTRIALS & BUSINESS SERVICES 7.3%
Aerospace & Defense 1.0%
American Science Engineering	230	14
Argon ST (2)	400	8
Finmeccanica S.p.A. (EUR)	4,529	132
General Dynamics	8,200	693
Lockheed Martin	200	22
Moog, Class A (2)	900	39
Raytheon	5,000	319
Rockwell Collins	2,800	204
Rolls-Royce (GBP) (2)	8,971	96
Teledyne Technologies (2)	1,300	69
United Technologies	3,700	298
		1,894
Air Freight & Logistics 0.2%
Expeditors International of Washington	4,200	199
Pacer International	300	6
Panalpina Welttransport Holding (CHF)	676	112
UTi Worldwide	900	21
Yusen Air & Sea Service (JPY) (1)	2,000	41
		379
Airlines 0.3%
AirTran (2)	1,500	15
All Nippon Airways (JPY)	12,000	46
British Airways (GBP) (2)	5,712	45
Frontier Airlines Holdings (2)	600	4
Gol Linhas Aereas Intel, ADR (1)	2,100	50
Southwest Airlines (1)	32,500	481
		641
Building Products 0.1%
American Woodmark	700	17
Builders FirstSource (2)	700	8
Gibraltar Industries	450	8
JS Group (JPY) (1)	2,100	36
Nichias (JPY)	5,000	51
Simpson Manufacturing	400	13
Universal Forest Products	600	18
		151
Commercial Services & Supplies 0.3%
American Reprographics (2)	1,200	23
Angelica	700	14
G & K Services, Class A	900	36
Kforce (2)	1,200	15
LECG (2)	1,000	15
Multi-Color	600	14
Nissha Printing (JPY)	1,700	49
Pike Electric (2)	600	11
Resources Connection	1,200	28
Ritchie Bros Auctioneers	600	39
Waste Connections (2)	1,350	43
Waste Management	9,100	343
		630
Construction & Engineering 0.4%
Acciona (EUR)	958	260
Carillion (GBP)	8,920	69
Foster Wheeler (2)	3,200	420
Insituform Technologies (2)	500	8
Quanta Services (1)(2)	611	16
		773
Electrical Equipment 0.2%
ABB (CHF)	3,172	83
Baldor Electric	1,600	64
Belden	1,100	52
Franklin Electric	100	4
Mitsubishi Electric (JPY)	10,000	125
Smith AO	1,600	70
Woodward Governor	300	19
		417
Industrial Conglomerates 2.6%
3M	4,800	449
DCC (EUR)	5,370	158
GE	80,500	3,333
Hutchison Whampoa (HKD)	9,000	97
McDermott International (2)	5,000	270
Orkla (NOK)	9,450	168
Sembcorp (SGD)	40,509	176
Tomkins (GBP)	12,456	58
Tyco International	5,500	244
		4,953
Machinery 1.7%
3-D Systems (2)	800	19
Accuride (2)	300	4
Actuant, Class A	940	61
Atlas Copco, A Shares (SEK)	6,200	107
Atlas Copco, B Shares (SEK)	1,300	21
Cargotec (EUR)	2,251	110
Cascade	200	13
Caterpillar	1,200	94
Danaher	16,100	1,332
Deere	800	119
ESCO Technologies (2)	1,300	43
Fanuc (JPY)	1,000	102
Graco	950	37
Greenbrier Companies	200	5
Harsco	1,200	71
IDEX	625	23
Illinois Tool Works (1)	13,600	811
Lindsay	200	9
NSK (JPY)	7,000	61
RBC Bearings (2)	900	34
Toro	1,100	65
Toshiba Machine (JPY)	6,000	44
Volvo, B Shares (SEK)	6,544	113
		3,298
Marine 0.0%
Nippon Yusen (JPY) (1)	8,000	78
		78
Road & Rail 0.3%
Arriva (GBP)	4,152	65
Heartland Express	501	7
Knight Transportation	2,375	41
Norfolk Southern	7,800	405
Ryder System	300	15
		533
Trading Companies & Distributors 0.2%
Applied Industrial Technologies	1,800	55
Electro Rent	500	7
H&E Equipment Services (2)	1,700	31
Interline Brands (2)	1,000	23
Mitsui (JPY)	7,000	169
NuCo2 (2)	800	21
Sumitomo (JPY)	5,400	104
Transdigm Group (2)	200	9
		419
Transportation Infrastructure 0.0%
BBA Aviation (GBP)	11,000	51
		51

Total Industrials & Business Services		14,217
INFORMATION TECHNOLOGY 11.3%
Communications Equipment 2.6%
Acme Packet (2)	100	2
ADTRAN	1,000	23
Alcatel-Lucent, ADR	29,400	299
Alcatel-Lucent (EUR)	8,500	87
Aruba Networks (2)	200	4
BigBand Networks (2)	100	1
Cisco Systems (2)	36,400	1,205
Corning	11,500	284
Finisar (2)	7,600	21
IXIA (2)	1,000	9
Juniper Networks (2)	29,100	1,065
LM Ericsson (SEK)	57,500	229
Nokia (EUR)	10,220	387
Nokia, ADR	25,600	971
Optium (2)	500	5
Qualcomm	9,100	385
Tekelec (2)	400	5
		4,982
Computers & Peripherals 1.8%
Acer (TWD)	34,397	61
Apple (2)	7,200	1,105
Dell (2)	30,700	847
EMC (2)	20,900	435
Emulex (2)	1,000	19
Hewlett-Packard	4,400	219
IBM	3,800	448
Intermec (2)	400	10
Neoware (2)	500	8
Network Appliance (2)	4,900	132
Palm (2)	3,000	49
Synaptics (2)	400	19
Wacom (JPY) (1)	14	29
Xyratex (2)	1,100	21
		3,402
Electronic Equipment & Instruments 0.3%
Cogent (2)	300	5
DTS (2)	400	12
Hamamatsu Photonics (JPY) (1)	3,000	86
HOYA (JPY) (1)	1,200	41
IPG Photonics (2)	200	4
Littelfuse (2)	500	18
Measurement Specialties (2)	150	4
MTS Systems	800	33
National Instruments	500	17
Newport (2)	600	9
Orbotech (2)	700	15
Plexus (2)	200	5
ScanSource (2)	200	6
Star Micronics (JPY) (1)	2,900	90
Tyco Electronics	7,400	262
Venture (SGD)	3,000	33
		640
Internet Software & Services 1.2%
Ariba (2)	2,200	24
Bankrate (2)	500	23
CNET Networks (2)	2,500	19
DealerTrack (2)	500	21
Digital River (2)	700	31
eBay (2)	14,500	566
Google, Class A (2)	2,650	1,503
Monster Worldwide (1)(2)	6,000	204
The Knot (2)	600	13
Visual Sciences (1)(2)	200	3
Websense (2)	900	18
		2,425
IT Services 0.8%
Accenture, Class A	6,300	253
Automatic Data Processing	14,500	666
EnerNOC (2)	100	4
Global Payments	1,100	49
Heartland Payment Systems	400	10
Logica (GBP)	16,417	51
Mastercard, Class A (1)	200	29
MPS Group (2)	2,300	26
NS Solutions (JPY)	1,400	38
Ordina (EUR) (1)	3,613	67
RightNow Technologies (2)	1,300	21
Western Union	12,000	252
		1,466
Office Electronics 0.1%
Canon (JPY)	3,400	185
Neopost (EUR)	482	68
		253
Semiconductor & Semiconductor Equipment 2.4%
Advanced Analogic Technologies (2)	1,300	14
Analog Devices	18,100	654
Applied Materials	500	10
ASML (EUR) (2)	6,786	224
ASML Holding, ADS (1)(2)	9,000	296
Atheros Communications (2)	500	15
ATMI (2)	300	9
Broadcom, Class A (2)	2,800	102
Brooks Automation (2)	799	11
Cabot Microelectronics (2)	300	13
Conexant Systems (2)	14,400	17
Cymer (2)	500	19
Diodes (2)	1,350	43
Entegris (2)	3,068	27
Exar (2)	1,300	17
FEI (2)	1,200	38
FormFactor (2)	400	18
Intel	38,300	990
Lattice Semiconductor (2)	1,800	8
Marvell Technology Group (2)	27,800	455
Mattson Technology (2)	1,100	9
Maxim Integrated Products	9,800	288
MKS Instruments (2)	400	8
Nextest Systems (2)	600	8
ON Semiconductor (2)	100	1
PDF Solutions (2)	1,400	14
Semitool (2)	1,300	13
Semtech (2)	1,600	33
Silicon Laboratories (2)	900	38
Standard Microsystems (2)	900	34
Texas Instruments	20,000	732
Tokyo Electron (JPY)	1,400	88
Veeco (2)	200	4
Virage Logic (2)	500	4
Volterra Semiconductor (2)	700	9
Xilinx (1)	17,700	463
Zarlink Semiconductor (2)	3,200	4
		4,730
Software 2.1%
Adobe Systems (2)	7,500	327
Autodesk (1)(2)	8,200	410
Bottomline Technologies (2)	600	8
Catapult Communications (2)	400	3
DemandTec (2)	500	7
Electronic Arts (2)	8,600	481
FactSet Research Systems	950	65
Glu Mobile (2)	100	1
Intuit (2)	7,000	212
Jack Henry & Associates	2,700	70
Microsoft	67,280	1,982
Motive (2)	500	1
Oracle (2)	20,300	439
Progress Software (2)	700	21
Pros Holdings (2)	200	2
Quest Software (2)	1,400	24
Red Hat (2)	700	14
Salary.com (2)	400	5
Sourcefire (2)	500	5
SPSS (2)	500	21
THQ (2)	1,300	32
Wind River Systems (2)	1,000	12
		4,142

Total Information Technology		22,040
MATERIALS 2.5%
Chemicals 0.9%
Arch Chemicals	1,100	52
Asahi Kasei (JPY) (1)	7,000	56
BASF (EUR)	1,241	171
DuPont	9,800	486
Ferro	400	8
Material Sciences (2)	700	7
Mitsubishi Gas Chemical (JPY)	9,000	83
Monsanto	7,600	652
Symyx Technologies (2)	500	4
Tosoh (JPY) (1)	10,000	65
Wacker Chemie (EUR)	289	68
		1,652
Construction Materials 0.1%
Boral (AUD)	8,287	52
CEMEX, Equity Units (MXN)	15,032	45
Holcim (CHF)	1,180	130
		227
Containers & Packaging 0.0%
Chesapeake Corporation	600	5
Smurfit-Stone Container (2)	1,700	20
		25
Metals & Mining 1.0%
Alcoa	6,600	258
Freeport-McMoRan Copper & Gold	5,100	535
Lihir Gold (AUD) (2)	3,900	14
Metal Management	500	27
Nippon Steel (JPY) (1)	20,000	143
Nucor	1,200	71
Rio Tinto (AUD)	3,518	337
SSAB Svenskt Stal, Series A (SEK)	8,008	295
Teck Cominco, Class B (CAD)	2,500	119
ThyssenKrupp (EUR)	2,001	127
		1,926
Paper & Forest Products 0.5%
Bowater	12,500	187
International Paper	14,200	509
MeadWestvaco	10,500	310
		1,006

Total Materials		4,836
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 0.6%
AT&T	8,300	351
France Telecom (EUR)	2,559	86
nTelos	400	12
Premiere Global Services (2)	900	11
Qwest Communications International (1)(2)	12,600	115
Telefonica SA (EUR)	14,255	398
Telenor ASA (NOK)	7,500	150
Telstra (AUD)	17,939	69
Time Warner Telecom, Class A (2)	1,400	31
		1,223
Wireless Telecommunication Services 1.9%
America Movil, ADR, Series L	14,700	941
American Tower Systems, Class A (2)	17,700	771
Bharti Airtel (INR) (2)	3,400	82
Bouygues (EUR) (1)	2,471	212
KDDI (JPY)	14	103
MetroPCS Communications (2)	4,300	117
Rogers Communications, Class B	12,100	551
SBA Communications (2)	500	18
Sprint Nextel	23,300	443
Starhub (SGD)	44,030	92
Vodafone, ADR	9,275	337
		3,667

Total Telecommunication Services		4,890
UTILITIES 1.1%
Electric Utilities 0.7%
Cleco	800	20
Duke Energy	3,700	69
E.ON AG (EUR)	2,852	526
El Paso Electric (2)	800	18
Empire District Electric	800	18
Entergy	3,600	390
Pinnacle West Capital (1)	5,900	233
Power Grid Corporation of India (INR) (2)	510	1
UniSource Energy	1,100	33
		1,308
Gas Utilities 0.1%
Hong Kong & China Gas (HKD)	56,000	131
Osaka Gas (JPY)	30,000	105
SEMCO Energy (2)	1,000	8
Southwest Gas	1,200	34
		278
Multi-Utilities 0.3%
AEM S.p.A. (EUR) (1)	9,383	35
Black Hills	400	16
Centrica (GBP)	24,279	188
NiSource	11,600	222
OGE Energy	500	17
		478
Total Utilities		2,064
Total Common Stocks (Cost $91,458)		124,477
PREFERRED STOCKS 0.1%
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius SE (EUR)	1,787	139
Total Preferred Stocks (Cost $72)		139
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
General Motors (2)	4,000	115
Total Consumer Discretionary		115
FINANCIALS 0.0%
Capital Markets 0.0%
Morgan Stanley	1,800	95
Total Financials		95
Total Convertible Preferred Stocks (Cost $178)		210
CONVERTIBLE BONDS 0.0%
Newmont Mining, 1.625%, 7/15/17 (3)	28,000	32
Total Convertible Bonds (Cost $28)		32
CORPORATE BONDS 5.5%
3M, 5.70%, 3/15/37	60,000	59
ACE INA Holdings, 5.70%, 2/15/17	70,000	69
ACE INA Holdings, 5.875%, 6/15/14	35,000	35
Alabama Power, VR, 5.695%, 8/25/09	30,000	30
Amerada Hess, 7.875%, 10/1/29	25,000	29
America Movil, 6.375%, 3/1/35	65,000	63
American General Finance, 5.40%, 12/1/15	60,000	57
Anheuser-Busch Companies, 6.45%, 9/1/37	25,000	26
Appalachian Power, 6.375%, 4/1/36	30,000	30
Archstone-Smith Operating Trust, 5.25%, 5/1/15	40,000	39
AT&T, 5.30%, 11/15/10	135,000	136
AT&T, 5.625%, 6/15/16	130,000	129
AT&T, 6.45%, 6/15/34	75,000	76
AT&T Broadband, 8.375%, 3/15/13	80,000	90
AT&T Wireless, 7.875%, 3/1/11	60,000	65
Atmos Energy, 4.00%, 10/15/09	50,000	49
Avalonbay Communities, 6.125%, 11/1/12	35,000	36
Baker Hughes, 6.875%, 1/15/29	65,000	70
Bank of America, 5.75%, 8/15/16	50,000	50
Bank of America, 6.00%, 9/1/17	65,000	66
Bank of America Capital Trust, 5.625%, 3/8/35	85,000	75
Bank One, 5.25%, 1/30/13	150,000	148
BB&T Capital Trust II, 6.75%, 6/7/36	70,000	71
BG&E, 5.90%, 10/1/16	75,000	75
BHP Finance, 5.40%, 3/29/17	60,000	59
Black Hills, 6.50%, 5/15/13	40,000	40
Boardwalk Pipelines, 5.50%, 2/1/17	15,000	14
Bunge Finance, 5.90%, 4/1/17	85,000	82
Burlington Northern Santa Fe, 5.65%, 5/1/17	52,000	51
Burlington Northern Santa Fe, 6.15%, 5/1/37	81,000	79
Canadian National Railway, 6.375%, 11/15/37	15,000	15
Capital One, 6.745%, 2/17/37	110,000	99
Cardinal Health, VR, 5.63%, 10/2/09 (3)	50,000	50
Caterpillar Financial Services, 5.85%, 9/1/17	40,000	40
CE Electric UK Funding, 6.995%, 12/30/07 (3)	35,000	35
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	40,000	39
Centerpoint Energy, 7.25%, 9/1/10	30,000	31
Centex, 5.45%, 8/15/12	50,000	45
Cisco Systems, 5.25%, 2/22/11	55,000	56
CIT Group, 6.00%, 4/1/36	23,000	19
Citigroup, 5.00%, 9/15/14	75,000	73
Citigroup, 5.50%, 8/27/12	55,000	56
Comcast, 5.875%, 2/15/18	65,000	64
ConocoPhillips, 5.90%, 10/15/32	45,000	44
Consumers Energy, 6.00%, 2/15/14	40,000	41
Cooper, 6.10%, 7/1/17	55,000	57
Costco Wholesale, 5.30%, 3/15/12	45,000	45
Countrywide Home Loans, 4.125%, 9/15/09	100,000	92
Cox Communications, 7.125%, 10/1/12	25,000	26
Credit Agricole SA, 6.637%, 5/29/49 (3)	100,000	93
Credit Suisse Guernsey, 5.86%, 5/29/49	60,000	57
CRH America, 6.00%, 9/30/16	60,000	58
CS First Boston, 5.50%, 8/16/11	40,000	40
D.R. Horton, 6.50%, 4/15/16	50,000	44
DaimlerChrysler, VR, 5.81%, 8/3/09	55,000	55
DaimlerChrysler, 6.50%, 11/15/13	40,000	42
Devon Financing, 6.875%, 9/30/11	35,000	37
Devon Financing, 7.875%, 9/30/31	35,000	41
Diamond Offshore Drilling, 4.875%, 7/1/15	35,000	33
Diamond Offshore Drilling, 5.15%, 9/1/14	30,000	29
DuPont (El) de Nemours & Co., 5.60%, 12/15/36	75,000	68
Dun & Bradstreet, 5.50%, 3/15/11	30,000	30
El Paso Electric, 6.00%, 5/15/35	50,000	47
El Paso Natural Gas, 5.95%, 4/15/17 (3)	18,000	18
Eli Lilly & Co., 5.55%, 3/15/37	55,000	51
Emerson Electric Company, 4.75%, 10/15/15	85,000	81
Enbridge, 5.60%, 4/1/17	50,000	48
Enterprise Products Operations, 4.95%, 6/1/10	55,000	55
Enterprise Products Operations, 6.30%, 9/15/17	28,000	28
EOG Resources, 5.875%, 9/15/17	35,000	35
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	40,000	39
ERP Operating, 5.25%, 9/15/14	40,000	38
Federal Realty Investment Trust, 6.00%, 7/15/12	20,000	21
Federated Department Stores, 5.35%, 3/15/12	25,000	25
Florida Power, 6.35%, 9/15/37	55,000	56
Florida Power & Light, 6.20%, 6/1/36	20,000	20
Ford Motor Credit, 5.80%, 1/12/09	80,000	78
Fortune Brands, 5.125%, 1/15/11	35,000	35
France Telecom, STEP, 7.75%, 3/1/11	35,000	38
Franklin Resources, 3.70%, 4/15/08	15,000	15
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	50,000	55
Fund American Companies, 5.875%, 5/15/13	45,000	45
GE Capital, 5.375%, 10/20/16	90,000	89
GE Capital, 5.875%, 2/15/12	85,000	87
GE Capital, 6.00%, 6/15/12	175,000	181
Genentech, 4.75%, 7/15/15	35,000	33
Genworth Financial, 5.75%, 6/15/14	45,000	45
Genworth Financial, 6.15%, 11/15/66	27,000	25
Goldman Sachs Capital I, 6.345%, 2/15/34	146,000	136
Goldman Sachs Group, 6.75%, 10/1/37	65,000	65
Halliburton, 5.50%, 10/15/10	65,000	66
Harrah's Operating, 5.50%, 7/1/10	55,000	53
Hartford Financial Services Group, 5.375%, 3/15/17	65,000	63
HASBRO, 6.30%, 9/15/17	25,000	25
HBOS, 5.92%, 9/29/49 (3)	100,000	87
HBOS, 6.00%, 11/1/33 (3)	90,000	86
Highmark, 6.80%, 8/15/13 (3)	35,000	37
Home Depot, 5.40%, 3/1/16	55,000	52
Hospitality Properties Trust, 5.625%, 3/15/17	40,000	37
International Lease Finance, 5.45%, 3/24/11	135,000	136
International Speedway, 4.20%, 4/15/09	20,000	20
J.C. Penney, 9.00%, 8/1/12	55,000	62
Jefferies Group, 5.875%, 6/8/14	32,000	32
Jefferies Group, 6.25%, 1/15/36	40,000	36
Jersey Central Power and Light, 5.65%, 6/1/17 (3)	70,000	68
John Deere Capital Corp., 5.50%, 4/13/17	80,000	79
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	50,000	46
Kinder Morgan Finance, 5.70%, 1/5/16	60,000	55
Kroger, 8.05%, 2/1/10	65,000	69
Lafarge, 6.15%, 7/15/11	25,000	25
Lennar, 5.60%, 5/31/15	70,000	59
Lincoln National, 6.05%, 4/20/17	25,000	24
Lloyds TSB, 6.267%, 12/31/49 (3)	100,000	91
Mack-Cali Realty, 5.125%, 2/15/14	45,000	42
Mack-Cali Realty, 5.80%, 1/15/16	25,000	24
Marathon Oil, 6.60%, 10/1/37	20,000	21
MBNA America Bank, 4.625%, 8/3/09	50,000	50
McCormick & Co., 5.20%, 12/15/15	50,000	48
McDonald's, 5.30%, 3/15/17	55,000	53
MDC Holdings, 5.50%, 5/15/13	60,000	57
Medtronic, 4.75%, 9/15/15	65,000	61
MetLife, 6.40%, 12/15/36	55,000	52
MetLife Global Funding, 5.125%, 11/9/11 (3)	115,000	115
MidAmerican Energy, 6.125%, 4/1/36	50,000	49
Mizuho Capital Investment, 6.686%, 12/31/49 (3)	20,000	19
Monongahela Power, 5.70%, 3/15/17 (3)	60,000	61
National Semiconductor, 6.15%, 6/15/12	30,000	30
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	25,000	24
News America, 6.15%, 3/1/37	100,000	93
News America, 6.40%, 12/15/35	55,000	53
NLV Financial, 7.50%, 8/15/33 (3)	30,000	30
Norfolk Southern, 6.00%, 4/30/08	60,000	60
Northern Trust, 4.60%, 2/1/13	30,000	28
Northern Trust, 5.30%, 8/29/11	39,000	39
Northrop Grumman, 7.125%, 2/15/11	50,000	53
NVR, 5.00%, 6/15/10	35,000	34
Oracle, 5.00%, 1/15/11	60,000	60
Owens Corning, 6.50%, 12/1/16	20,000	19
Pacific Gas & Electric, 4.80%, 3/1/14	30,000	28
PacifiCorp, 6.25%, 10/15/37	20,000	20
Panhandle Eastern Pipeline, 4.80%, 8/15/08	20,000	20
Petro-Canada, 5.95%, 5/15/35	45,000	42
Placer Dome, 6.45%, 10/15/35	55,000	55
PNC Funding, 5.625%, 2/1/17	50,000	49
Praxair, 5.20%, 3/15/17	55,000	53
Principal Financial Group, 6.05%, 10/15/36	40,000	39
Principal Life Global Funding I, 5.125%, 10/15/13 (3)	45,000	45
Principal Mutual Life Insurance, 8.00%, 3/1/44 (3)	45,000	47
Procter & Gamble, 4.95%, 8/15/14	100,000	98
Progress Energy, 5.625%, 1/15/16	55,000	54
Public Service Electric & Gas, 5.70%, 12/1/36	75,000	69
Public Service of New Mexico, 4.40%, 9/15/08	35,000	35
Pulte Homes, 5.20%, 2/15/15	60,000	49
Reckson Operating, 6.00%, 3/31/16	35,000	33
Regency Centers, 5.875%, 6/15/17	20,000	19
Rogers Cable, 5.50%, 3/15/14	40,000	38
Rogers Wireless, 7.50%, 3/15/15	40,000	43
Sabmiller, 6.20%, 7/1/11 (3)	65,000	67
Sealed Air, 5.375%, 4/15/08 (3)	40,000	40
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	20,000	22
Simon Property Group, 5.75%, 12/1/15	75,000	73
SLM Corporation, VR, 3.82%, 4/1/09	35,000	33
Southern, 5.30%, 1/15/12	25,000	25
Southern California Edison, 4.65%, 4/1/15	60,000	57
Southern California Gas, 5.75%, 11/15/35	70,000	67
Southern Natural Gas, 5.90%, 4/1/17 (3)	18,000	17
Sovereign Capital Trust VI, 7.908%, 6/13/36	45,000	48
Sprint Capital, 6.875%, 11/15/28	15,000	15
Sprint Capital, 6.90%, 5/1/19	80,000	81
Sun Life Financial Global Funding, VR, 5.61%, 10/6/13 (3)	65,000	64
Sunoco, 5.75%, 1/15/17	50,000	49
Tampa Electric, 6.15%, 5/15/37	60,000	59
Target, 5.875%, 7/15/16	105,000	105
Telecom Italia Capital, 5.25%, 11/15/13	65,000	63
Telefonica Emisiones, 6.221%, 7/3/17	20,000	20
Telefonica Emisiones, 6.421%, 6/20/16	75,000	77
Teva Pharmaceutical Finance, 5.55%, 2/1/16	25,000	24
Time Warner, 5.875%, 11/15/16	105,000	103
Time Warner, 8.375%, 7/15/33	90,000	105
Time Warner Cable, 5.40%, 7/2/12 (3)	50,000	50
Time Warner Entertainment, 7.25%, 9/1/08	50,000	51
Torchmark, 6.375%, 6/15/16	40,000	41
Travelers Companies, 6.25%, 3/15/67	55,000	53
U.S. Bancorp, 4.50%, 7/29/10	65,000	64
Union Electric Company, 5.40%, 2/1/16	75,000	73
United Technologies, 5.40%, 5/1/35	25,000	23
UnitedHealth Group, 5.375%, 3/15/16	95,000	92
Valero Energy Corporation, 6.125%, 6/15/17	80,000	80
Verizon Global Funding, 7.75%, 12/1/30	45,000	52
Viacom, 6.25%, 4/30/16	75,000	75
Virginia Electric & Power, 4.50%, 12/15/10	50,000	49
Virginia Electric & Power, 6.00%, 5/15/37	30,000	29
Vodafone Group, 5.625%, 2/27/17	50,000	49
Wachovia Bank, 4.875%, 2/1/15	75,000	71
WellPoint, 5.00%, 1/15/11	35,000	35
Wells Fargo, 4.875%, 1/12/11	120,000	119
Westar Energy, 5.10%, 7/15/20	25,000	24
Willis North America, 6.20%, 3/28/17	35,000	35
WM Wrigley, 4.65%, 7/15/15	20,000	19
WPD Holdings, 6.875%, 12/15/07 (3)	25,000	25
Wyeth, 5.95%, 4/1/37	50,000	48
Xerox, 5.50%, 5/15/12	20,000	20
Xstrata Finance Canada, 5.50%, 11/16/11 (3)	50,000	51
XTO Energy, 5.65%, 4/1/16	30,000	29
XTO Energy, 6.75%, 8/1/37	20,000	20
Total Corporate Bonds (Cost $10,954)		10,751

ASSET-BACKED SECURITIES 1.8%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	200,000	201

Bank of America Credit Card Trust
Series 2006-A9, Class A9, VR
5.763%, 2/15/13	255,000	253

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
6.043%, 6/16/14	250,000	240

BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	8,783	9

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	70,000	70

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (3)	250,000	251

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (3)	35,000	35

Capital One Multi-Asset Execution Trust
Series 2007-C2, Class C2, VR
6.053%, 11/17/14	250,000	241

Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
6.043%, 4/15/13	100,000	97

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	7,432	7
Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.57%, 6/22/12	270,000	274

CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	75,000	75

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	75,000	78

GE Capital Credit Card Master Trust
Series 2006-1, Class A
5.08%, 9/17/12	65,000	65

GE Capital Credit Card Master Trust
Series 2007-3, Class C, VR
6.053%, 6/15/13	130,000	127

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (3)	100,000	99

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	85,000	86

Hyundai Auto Receivables Trust
Series 2007-A, Class A3A
5.04%, 1/15/12	70,000	70

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (3)	123,453	124

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (3)	47,624	47

MBNA Credit Card Master Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	275,000	270

MBNA Credit Card Master Trust
Series 2006-C3, Class C3, VR
6.043%, 10/15/13	55,000	53

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	110,000	114
PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	100,000	106

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	100,000	102

Triad Auto Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	125,000	127

USAA Auto Owner Trust
Series 2007-1, Class A4
5.55%, 2/15/13	190,000	192

USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, 2/15/12	200,000	200

Total Asset-Backed Securities (Cost $3,628)		3,613

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.1%
American Tower Trust
Series 2007-1A, Class D, CMO
5.957%, 4/15/37 (3)	65,000	63

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	100,000	97

Banc of America Commercial Mortgage
Series 2005-3, Class A2, CMO
4.501%, 7/10/43	155,000	153

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.10%, 2/25/34	40,106	40

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, ARM
4.197%, 5/25/34	34,479	34

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.741%, 9/25/34	25,283	25
Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.879%, 10/25/34	28,898	28

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.089%, 11/25/35	107,353	106

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.259%, 11/25/35	57,895	57

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	139,706	138

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	137,597	137

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	90,000	86

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	100,000	97

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	65,577	65

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	94,734	94

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.895%, 9/11/38	250,000	255

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.486%, 2/11/44	150,000	149

Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class A1, CMO
5.282%, 6/11/50	160,000	160

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.40%, 7/15/44	80,000	80
Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	175,000	173

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	175,000	174

CS First Boston Mortgage Securities Corp.
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	200,000	190

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	72,053	74

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	100,000	104

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	95,126	95

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	1,870	2

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	35,000	34

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 3/10/39	275,000	273

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	235,000	232

JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1B2, Class A2, CMO
6.244%, 4/15/35	56,623	57

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	97,370	100

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	165,000	162
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.345%, 12/15/44	150,000	149

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	225,000	224

JPMorgan Chase Commercial Mortgage Securities
Series 2007-LD11, Class A4, CMO
6.007%, 6/15/49	175,000	178

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	116,933	116

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	275,000	268

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	125,000	124

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	250,000	238

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	175,000	172

Morgan Stanley Capital I
Series 2007-IQ15, Class A4, CMO
6.078%, 6/11/49	250,000	257

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	275,000	275

Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, ARM
4.80%, 1/25/34	91,476	89

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, ARM
4.546%, 3/25/35	50,733	50

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.029%, 9/25/36	199,516	201
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, ARM
5.681%, 10/25/36	190,484	190
Total Non-U.S. Government Mortgage-Backed Securities (Cost $6,119)		6,065
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 10.6%
U.S. Government Agency Obligations 10.2% (4)
Federal Home Loan Mortgage
4.50%, 11/1/18 - 4/1/35	403,711	384
5.00%, 12/1/08 - 9/1/35	539,316	521
5.50%, 3/1/18 - 12/1/33	406,446	406
6.00%, 10/1/16 - 3/1/33	558,457	564
6.50%, 3/1/32 - 4/1/32	80,977	83
7.00%, 6/1/32	10,857	11
Federal Home Loan Mortgage, ARM
4.869%, 9/1/32	7,173	7
5.052%, 11/1/35	46,956	47
5.068%, 3/1/36	88,249	88
5.131%, 1/1/36	251,824	252
5.346%, 2/1/37	276,628	277
5.388%, 1/1/36	22,394	22
5.401%, 2/1/37	160,673	161
5.462%, 2/1/37	219,319	221
5.925%, 2/1/37	255,445	260
5.953%, 1/1/37	56,322	57
5.983%, 12/1/36	207,294	209
6.006%, 11/1/36	139,797	141
6.04%, 10/1/36	192,590	196
6.126%, 10/1/36	152,812	154
6.223%, 8/1/36	221,135	224
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	350,880	352
6.50%, 8/15/30	176,189	181
Federal Home Loan Mortgage, CMO, IO
4.50%, 7/15/11- 5/15/16	91,640	8
Federal National Mortgage Assn.
4.50%, 5/1/18 - 4/1/35	1,296,166	1,250
5.00%, 11/1/18 - 10/1/35	4,054,692	3,908
5.50%, 1/1/17 - 4/1/37	6,314,462	6,223
6.00%, 8/1/21 - 8/1/37	1,223,346	1,228
6.50%, 5/1/17 - 12/1/36	1,395,998	1,423
7.00%, 4/1/32 – 7/1/37	30,335	31
Federal National Mortgage Assn., ARM
4.781%, 11/1/35	63,529	64
5.321%, 12/1/35	40,363	41
5.346%, 12/1/35	45,229	46
5.515%, 12/1/35	68,961	69
5.542%, 7/1/36	187,701	190
5.697%, 12/1/35	19,841	20
5.984%, 9/1/36	60,300	61
5.992%, 8/1/36	114,269	117
6.038%, 12/1/36	81,677	83
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	33,174	33
5.00%, 3/25/15	79,830	80
5.50%, 5/25/27	97,635	98
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	10,403	1
6.50%, 2/1/32	14,849	4
		19,796
U.S. Government Obligations 0.4%
Government National Mortgage Assn.
4.50%, 2/20/35	27,887	26
5.00%, 7/15/33 – 3/15/34	569,397	552
5.50%, 10/20/32 – 11/15/34	107,937	106
6.00%, 4/15/26 - 2/20/34	74,044	75
6.50%, 3/15/26 - 12/20/33	43,829	45
7.00%, 9/20/27	32,655	34
8.00%, 10/15/25 - 6/15/26	8,258	9
8.50%, 12/15/24	3,241	3
11.50%, 11/15/19	6,461	7
Total U.S. Government Obligations		857

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $20,797)		20,653
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 5.3%
U.S. Government Agency Obligations 1.3% (4)
Federal Home Loan Bank, 5.125%, 8/14/13 (1)	250,000	255
Federal Home Loan Bank, 5.25%, 6/18/14 (1)	150,000	154
Federal Home Loan Bank, 5.60%, 6/28/11	330,000	342
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	260,000	264
Federal Home Loan Mortgage, 5.125%, 2/27/09	95,000	96
Federal Home Loan Mortgage, 5.125%, 7/15/12 (1)	390,000	398
Federal Home Loan Mortgage, 6.00%, 6/15/11	160,000	168
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	160,000	158
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	100,000	99
Federal National Mortgage Assn., 4.375%, 10/15/15	225,000	217
Federal National Mortgage Assn., 4.875%, 12/15/16 (1)	105,000	104
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	240,000	299
		2,554
U.S. Treasury Obligations 4.0%
U.S. Treasury Bonds, 4.75%, 2/15/37	290,000	286
U.S. Treasury Bonds, 8.00%, 11/15/21 (1)	440,000	580
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	751,441	742
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16 (1)	1,696,707	1,729
U.S. Treasury Inflation-Indexed Notes, 2.625%, 7/15/17 (1)	552,772	570
U.S. Treasury Notes, 3.375%, 2/15/08	425,000	424
U.S. Treasury Notes, 4.25%, 1/15/10 (1)	10	—
U.S. Treasury Notes, 4.75%, 8/15/17 (1)	200,000	203
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	2,595,000	2,671
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	475,000	491
		7,696

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $10,055)		10,250

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
Pemex Project Funding Master Trust, 5.75%, 12/15/15	60,000	60
Pemex Project Funding Master Trust, VR, 6.994%, 6/15/10 (3)	45,000	46
Republic of Italy, 5.25%, 9/20/16	110,000	111
Republic of South Africa, 6.50%, 6/2/14	95,000	100
Swedish Export Credit, 5.125%, 3/1/17	100,000	101
United Mexican States, 6.375%, 1/16/13	55,000	58
Total Foreign Government Obligations & Municipalities (Cost $465)		476
MUNICIPAL SECURITIES 0.1%
California 0.0%
California, GO, 5.25%, 4/1/34 (Prerefunded 4/1/14) (5)	20,000	22
		22
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (6)	30,000	30
		30
New York 0.0%
New York City Housing Dev. Corp., 6.42%, 11/1/27	35,000	36
		36
Oregon 0.0%
Oregon, Taxable Pension, 5.892%, 6/1/27	15,000	15
		15
West Virginia 0.1%
Tobacco Settlement Fin. Auth., 7.467%, 6/1/47	70,000	68
		68
Total Municipal Securities (Cost $170)		171
BOND MUTUAL FUNDS 5.1%
T. Rowe Price Institutional High Yield Fund, 7.81% (7)(8)	565,145	5,697
T. Rowe Price Institutional International Bond Fund, 4.25% (7)(8)	394,308	4,128
Total Bond Mutual Funds (Cost $9,779)		9,825
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Reserve Investment Fund, 5.46% (8)(9)	7,627,329	7,627
Total Short-Term Investments (Cost $7,627)		7,627
SECURITIES LENDING COLLATERAL 11.7%
Money Market Pooled Account 1.2%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.205% (9)	2,323,037	2,323
		2,323
Money Market Trust 10.5%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.321% (9)	20,359,139	20,359
		20,359
Total Securities Lending Collateral (Cost $22,682)		22,682
Total Investments in Securities
111.5% of Net Assets (Cost $184,012)		$216,971

†	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at September 30, 2007 -- total value of such securities at period-end amounts to $22,143. See Note 2.
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$2,022 and represents 1.0% of net assets.
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(5)	Prerefunded date is used in determining portfolio maturity.
(6)	Insured by Financial Security Assurance Inc.
(7)	SEC 30-day yield
(8)	Affiliated Companies
(9)	Seven-day yield
ADR	American Depository Receipts
ADS	American Depository Shares
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
INR	Indian Rupee
IO	Interest Only security for which the fund receives interest on notional principal
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%

Credit Default Swaps 0.0%

Barclays, Protection Sold (Relevant Credit: Vale Overseas
8.25%, 1/17/34), Receive 0.76%, Pay upon credit default
5/20/17	75,000	(1)

Citibank, Protection Bought (Relevant Credit: CenturyTel
7.875%, 8/15/12), Pay 0.44%, Receive upon credit default
12/20/12	(54,000)	—

Citigroup, Protection Bought (Relevant Credit: Abbott
Laboratories, 5.40%, 9/15/08), Pay 0.21%, Receive upon credit
default, 6/20/17	(20,000)	—

Citigroup, Protection Bought (Relevant Credit: Bristol Myers
Squibb, 5.25%, 8/15/13), Pay 0.23%, Receive upon credit
default, 6/20/17	(20,000)	—

Citigroup, Protection Bought (Relevant Credit: Merck
5.95% 12/1/28), Pay 0.17%, Receive upon credit default
6/20/17	(20,000)	—

Citigroup, Protection Bought (Relevant Credit: Motorola
6.25%, 9/01/25), Pay 0.39%, Receive upon credit default
3/20/13	(26,000)	—

Citigroup, Protection Bought (Relevant Credit: Pfizer
4.65%, 3/1/18), Pay 0.11%, Receive upon credit default
6/20/17	(20,000)	—

Citigroup, Protection Bought (Relevant Credit: Schering Plough
5.40%, 12/1/13), Pay 0.38%, Receive upon credit default
6/20/17	(20,000)	—

Goldman Sachs Group, Protection Sold (Relevant Credit: Time
Warner Cable, 5.85%, 5/1/17), Receive 0.515%, Pay upon
credit default, 12/20/12	53,000	—

Goldman Sachs, Protection Bought (Relevant Credit: Time
Warner, 6.875%, 5/1/12), Pay 0.635%, Receive upon credit
default, 12/20/16	(105,000)	—

Goldman Sachs, Protection Sold (Relevant Credit: General
Electric, 6.00%, 6/15/12), Receive 0.185%, Pay upon credit
default, 6/20/17	120,000	(2)

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(55,000)	—
JPMorgan Chase, Protection Bought (Relevant Credit: CBS Corp.
4.625%, 5/15/18), Pay 0.50%, Receive upon credit default
12/20/12	(53,000)	—

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	55,000	1

Lehman, Protection Bought (Relevant Credit: Arrow Electronics
6.875%, 7/1/13), Pay 0.40%, Receive upon credit default
12/20/12	(27,000)	—

Lehman, Protection Bought (Relevant Credit: Duke Energy
6.25%, 1/15/12), Pay 0.39%, Receive upon credit default
12/20/12	(26,000)	—

Lehman, Protection Sold (Relevant Credit: American Electric
Power, 5.25%, 6/01/15), Receive 0.45%, Pay upon credit
default, 12/20/12	26,000	—

Morgan Stanley, Protection Bought (Relevant Credit: Marsh &
McLennan, 5.375%, 7/15/14), Pay 0.70%, Receive upon credit
default, 6/20/12	(20,000)	—

Morgan Stanley, Protection Sold (Relevant Credit: Avnet
Electronic, 6.00%, 9/01/15), Receive 0.45%, Pay upon credit
default, 12/20/12	27,000	—

		(2)

Interest Rate Swaps 0.0%

Morgan Stanley, 10 Year Interest Rate Swap, Receive Fixed
5.87%, Pay Variable 5.36%, 6/15/17	135,000	7

		7

Total Swaps (Premium Paid/Received $—)		5

(8) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	9/30/07	12/31/06

T. Rowe Price
Institutional High
Yield Fund, 7.81%	$ 563	$ 608	$ 336	$ 5,697	$ 5,821
T. Rowe Price
Institutional
International Bond
Fund, 4.25%	3,942	-	54	4,128	-
T. Rowe Price Reserve
Investment Fund, 5.46%	¤	¤	302	7,627	7,080
Totals			$ 692	$ 17,452	$ 12,901

¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Portfolio
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund’s lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2007, the value of loaned securities was $22,143,000; aggregate collateral consisted of $22,682,000 in money market pooled accounts and U.S. government securities valued at $433,000.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $184,012,000. Net unrealized gain aggregated $32,965,000 at period-end, of which $36,299,000 related to appreciated investments and $3,334,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may invest in certain T. Rowe Price Institutional funds (underlying Institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying Institutional funds are open-end management investment companies managed by Price Associates and T. Rowe Price International, Inc. (collectively, the Institutional managers), and are affiliates of the fund (reflected on the Affiliated Companies table). Each underlying Institutional fund pays an annual all-inclusive management and administrative fee to the Institutional managers. To ensure that Personal Strategy Balanced Portfolio does not incur duplicate fees for its assets invested in the underlying Institutional funds, each Institutional manager has agreed to reduce its management fee charged to the fund. Management and administrative fee rates related to shares of the underlying institutional funds for the nine months ended September 30, 2007 are as follows:

Institutional High Yield Fund	Institutional International Bond Fund
0.50%	0.55%

For the period ended September 30, 2007, total realized loss on all affiliated companies was $8,000.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 95.8%
CONSUMER DISCRETIONARY 17.3%
Auto Components 0.7%
WABCO Holdings	71,000	3,319
		3,319
Distributors 0.1%
LKQ Corporation (1)	19,000	661
		661
Hotels, Restaurants & Leisure 4.1%
Chipotle Mexican Grill, Class B (1)	36,000	3,852
Gaylord Entertainment (1)	48,000	2,555
International Game Technology	120,000	5,172
P.F. Chang's China Bistro (1)	31,000	918
Panera Bread, Class A (1)	13,000	530
Pinnacle Entertainment (1)	49,000	1,334
The Cheesecake Factory (1)	64,000	1,502
Tim Hortons	62,000	2,161
		18,024
Household Durables 1.2%
Harman International	62,000	5,364
		5,364
Internet & Catalog Retail 2.3%
Amazon.com (1)	91,000	8,477
Expedia (1)	54,000	1,721
		10,198
Media 4.8%
Cablevision Systems, Class A (1)	70,000	2,446
Catalina Marketing (1)	85,000	2,753
Clear Channel Outdoor, Class A (1)	106,000	2,703
Discovery Holding, Series A (1)	146,000	4,212
DreamWorks Animation, Class A (1)	55,000	1,838
Lamar Advertising	94,000	4,604
XM Satellite Radio Holdings, Class A (1)	201,000	2,848
		21,404
Specialty Retail 3.8%
Advance Auto Parts	34,000	1,141
Bed Bath & Beyond (1)	74,000	2,525
Best Buy	50,000	2,301
CarMax (1)	118,000	2,399
O'Reilly Automotive (1)	95,000	3,174
PetSmart	125,000	3,987
Williams-Sonoma	47,000	1,533
		17,060
Textiles, Apparel & Luxury Goods 0.3%
Under Armour (1)	19,000	1,137
		1,137
Total Consumer Discretionary		77,167
CONSUMER STAPLES 1.4%
Beverages 0.2%
Cott (1)	100,000	797
		797
Food & Staples Retailing 1.2%
Shoppers Drug Mart (CAD)	45,000	2,456
Whole Foods Market	60,000	2,938
		5,394
Total Consumer Staples		6,191
ENERGY 10.7%
Energy Equipment & Services 5.3%
BJ Services	156,000	4,142
Cameron International (1)	47,000	4,337
FMC Technologies (1)	97,000	5,593
Smith International	113,000	8,068
TETRA Technologies (1)	71,000	1,501
		23,641
Oil, Gas & Consumable Fuels 5.4%
CNX Gas (1)	75,000	2,158
CONSOL Energy	117,000	5,452
EOG Resources	73,000	5,280
Foundation Coal Holdings	38,000	1,490
Murphy Oil	52,000	3,634
Peabody Energy	47,000	2,250
XTO Energy	63,000	3,896
		24,160
Total Energy		47,801
FINANCIALS 4.9%
Capital Markets 2.2%
Affiliated Managers Group (1)	18,000	2,295
E*TRADE Financial (1)	25,000	327
Eaton Vance	96,000	3,836
Nuveen Investments	54,000	3,345
		9,803
Commercial Banks 0.2%
SVB Financial Group (1)	15,000	710
		710
Consumer Finance 0.4%
Discover Financial (1)	94,000	1,955
		1,955
Diversified Financial Services 0.3%
Interactive Brokers, Class A (1)	49,000	1,287
		1,287
Insurance 1.8%
Assurant	49,000	2,621
Axis Capital Holdings	83,000	3,230
Principal Financial Group	31,000	1,956
		7,807

Total Financials		21,562
HEALTH CARE 14.7%
Biotechnology 4.0%
Alkermes (1)	93,000	1,711
Amylin Pharmaceuticals (1)	39,000	1,950
Cephalon (1)	66,000	4,822
Gilead Sciences (1)	19,000	777
Human Genome Sciences (1)	114,000	1,173
Medarex (1)	38,000	538
Myriad Genetics (1)	21,000	1,095
OSI Pharmaceuticals (1)	31,000	1,054
PDL Biopharma (1)	44,000	951
Theravance (1)	44,000	1,148
Vertex Pharmaceuticals (1)	64,000	2,458
		17,677
Health Care Equipment & Supplies 2.3%
C.R. Bard	27,000	2,381
Edwards Lifesciences (1)	85,000	4,191
Gen-Probe (1)	40,000	2,663
ResMed (1)	26,000	1,115
		10,350
Health Care Providers & Services 3.5%
Community Health Systems (1)	72,000	2,264
Coventry Health Care (1)	22,000	1,369
DaVita (1)	23,000	1,453
Health Net (1)	32,000	1,730
Henry Schein (1)	32,000	1,947
Humana (1)	13,000	908
Manor Care	94,000	6,053
		15,724
Health Care Technology 0.6%
Cerner (1)	41,000	2,452
		2,452
Life Sciences Tools & Services 0.9%
illumina (1)	36,000	1,868
Qiagen NV (1)	117,000	2,271
		4,139
Pharmaceuticals 3.4%
Barr Pharmaceuticals (1)	86,000	4,894
Elan, ADR (1)	186,000	3,913
Medicis Pharmaceutical, Class A	41,000	1,251
Mylan	65,000	1,037
Sepracor (1)	39,000	1,073
Valeant Pharmaceuticals (1)	115,000	1,780
Warner Chilcott (1)	67,000	1,191
		15,139

Total Health Care		65,481
INDUSTRIALS & BUSINESS SERVICES 14.9%
Aerospace & Defense 3.5%
Alliant Techsystems (1)	43,000	4,700
Harris	70,000	4,045
Rockwell Collins	93,000	6,793
		15,538
Air Freight & Logistics 0.4%
UTi Worldwide	76,000	1,746
		1,746
Airlines 0.9%
Southwest Airlines	267,000	3,952
		3,952
Building Products 0.5%
American Standard	61,000	2,173
		2,173
Commercial Services & Supplies 2.1%
ChoicePoint (1)	25,000	948
Corporate Executive Board	15,000	1,114
IHS (1)	33,000	1,864
Manpower	51,000	3,282
Resources Connection	22,000	509
Robert Half International	59,000	1,762
		9,479
Construction & Engineering 0.5%
Quanta Services (1)	76,000	2,010
		2,010
Electrical Equipment 1.9%
Ametek	141,000	6,094
SunPower (1)	30,000	2,485
		8,579
Industrial Conglomerates 1.9%
Roper Industries	127,000	8,318
		8,318
Machinery 2.5%
Danaher	26,000	2,150
IDEX	45,000	1,638
ITT	48,000	3,261
Oshkosh Truck	64,000	3,966
		11,015
Trading Companies & Distributors 0.7%
Fastenal	58,000	2,634
MSC Industrial Direct	13,000	657
		3,291
Total Industrials & Business Services		66,101
INFORMATION TECHNOLOGY 25.1%
Communications Equipment 2.5%
ADTRAN	34,000	783
Ciena (1)	52,000	1,980
Comverse Technology (1)	51,000	1,010
Juniper Networks (1)	197,000	7,212
		10,985
Computers & Peripherals 1.4%
Avid Technology (1)	55,000	1,490
Network Appliance (1)	21,000	565
Seagate Technology	171,000	4,374
		6,429
Electronic Equipment & Instruments 3.1%
Cogent (1)	54,000	847
Dolby Laboratories, Class A (1)	77,000	2,681
First Solar (1)	19,000	2,237
FLIR Systems (1)	87,000	4,819
Jabil Circuit	143,000	3,266
		13,850
Internet Software & Services 2.9%
CNET Networks (1)	220,000	1,639
Digital River (1)	34,000	1,521
Monster Worldwide (1)	93,000	3,168
VeriSign (1)	189,000	6,377
		12,705
IT Services 5.4%
CheckFree (1)	76,000	3,537
DST Systems (1)	73,000	6,264
Fiserv (1)	25,000	1,272
Global Payments	86,000	3,803
Iron Mountain (1)	111,000	3,383
SAIC (1)	216,000	4,145
Western Union	74,000	1,552
		23,956
Semiconductor & Semiconductor Equipment 5.7%
Altera	128,000	3,082
Fairchild Semiconductor, Class A (1)	76,000	1,420
Intersil, Class A	124,000	4,145
Marvell Technology Group (1)	205,000	3,356
Microchip Technology	79,000	2,869
ON Semiconductor (1)	200,000	2,512
PMC-Sierra (1)	259,000	2,173
Spansion, Class A (1)	68,000	575
Teradyne (1)	165,000	2,277
Xilinx	118,000	3,084
		25,493
Software 4.1%
Amdocs (1)	106,000	3,942
Autodesk (1)	37,000	1,849
Intuit (1)	57,000	1,727
Jack Henry & Associates	79,000	2,043
McAfee (1)	44,000	1,534
NAVTEQ (1)	37,000	2,885
Red Hat (1)	166,000	3,299
Salesforce.com (1)	22,000	1,129
		18,408

Total Information Technology		111,826
MATERIALS 1.2%
Metals & Mining 1.2%
Agnico-Eagle Mines	55,000	2,739
Teck Cominco, Class B	50,000	2,385
Total Materials		5,124
TELECOMMUNICATION SERVICES 5.6%
Wireless Telecommunication Services 5.6%
American Tower, Class A (1)	120,000	5,225
Crown Castle International (1)	156,000	6,338
Leap Wireless International (1)	66,000	5,370
MetroPCS Communications (1)	86,000	2,346
Rogers Communications, Class B	98,000	4,462
SBA Communications (1)	38,000	1,341
Total Telecommunication Services		25,082

Total Common Stocks (Cost $284,889)		426,335
PREFERRED STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Internet Software & Services 0.0%
Bill Me Later (1)(2)	5,000	181
Total Preferred Stocks (Cost $181)		181
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Investment Fund, 4.41% (3)(4)	18,468,835	18,469
Total Short-Term Investments (Cost $18,469)		18,469
Total Investments in Securities
100.0% of Net Assets (Cost $303,539)		$444,985

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Restricted security
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
ADR	American Depository Receipts
CAD	Canadian Dollar

(2) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $181 and represents 0.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Bill Me Later	8/16/07	$181
Totals		$181

The fund has registration rights for certain restricted securities held as of September 30, 2007. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $303,539,000. Net unrealized gain aggregated $141,447,000 at period-end, of which $152,906,000 related to appreciated investments and $11,459,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $569,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $18,469,000 and $11,985,000, respectively.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.6%

BIOTECHNOLOGY 33.6%
Major Biotechnology 19.2%
Alkermes (1)	12,170	224
Allos Therapeutics (1)	8,200	39
Amgen (1)(2)	4,100	232
Amicus Therapeutics (1)	500	8
Array BioPharma (1)	2,000	22
Celgene (1)(2)	3,400	242
Cephalon (1)(2)	5,430	397
CV Therapeutics (1)	2,700	24
Genentech (1)(2)	5,920	462
Gilead Sciences (1)(2)	20,740	849
Human Genome Sciences (1)	3,680	38
ImClone Systems (1)(2)	2,120	88
Martek Biosciences (1)	2,700	78
Medicines Company (1)	11,600	207
Neurocrine Biosciences (1)	8,961	90
OSI Pharmaceuticals (1)	7,146	243
PDL Biopharma (1)	2,600	56
Pharmaceutical Holdings Trust	200	16
Seattle Genetics (1)	4,700	53
Sepracor (1)	4,500	124
United Therapeutics (1)	600	40
Vertex Pharmaceuticals (1)(2)	6,700	257
		3,789
Other Biotechnology 14.4%
Acadia Pharmaceuticals (1)	6,800	102
Advanced Life Sciences Holdings (1)	1,600	3
Alexion Pharmaceutical (1)(2)	10,020	653
Alexza Pharmaceuticals (1)	3,300	29
Altus Pharmaceuticals (1)	3,800	40
Amylin Pharmaceuticals (1)(2)	4,290	215
BioCryst Pharmaceuticals (1)	7,600	55
Biodel (1)	2,900	49
BioMarin Pharmaceutical (1)	8,400	209
Cardiome Pharma (1)	3,200	30
Cell Genesys (1)	3,000	11
CombinatoRx (1)	3,800	23
Cougar Biotechnology (1)	5,500	140
Cubist Pharmaceuticals (1)	7,000	148
deCode genetics (1)	8,600	30
Exelixis (1)	6,800	72
Favrille (1)	5,600	17
Favrille, Warrants, 3/6/11 (1)(3)	1,015	—
Incyte (1)	20,700	148
Infinity Pharmaceuticals (1)	3,625	33
Lonza Group (CHF)	58	6
Mannkind, Warrants, 8/5/10 (1)(3)	900	—
Maxygen (1)	2,500	17
Medarex (1)	1,600	23
Myriad Genetics (1)	800	42
ONYX Pharmaceuticals (1)(2)	6,000	261
Panacos Pharmaceuticals (1)	2,900	5
Pharmasset (1)	3,700	45
Pharmion (1)(2)	2,400	111
Poniard Pharmaceuticals (1)	7,200	41
Poniard Pharmaceuticals, Bridge Warrants, 2/1/11 (1)(3)	5,999	1
Progenics Pharmaceuticals (1)	500	11
Regeneron Pharmaceuticals (1)	3,000	53
Rigel Pharmaceuticals (1)	2,500	24
Tercica (1)	8,300	51
Theravance (1)(2)	4,600	120
Transition Therapeutics (1)	844	11
ViroPharma (1)	1,900	17
		2,846

Total Biotechnology		6,635
LIFE SCIENCES 4.5%
Life Sciences 4.5%
Affymetrix (1)	900	23
Bruker BioSciences (1)	1,400	12
Charles River Laboratories (1)	700	39
Covance (1)	2,700	210
Dyadic International (1)	2,900	14
Dyadic International, Warrants, 5/30/10 (1)(3)	400	—
Gen-Probe (1)	2,500	167
Home Diagnostics (1)	2,100	20
illumina (1)	1,600	83
Immucor (1)(2)	3,050	109
Invitrogen (1)(2)	700	57
Qiagen NV (1)	4,200	82
Symyx Technologies (1)	4,600	40
Waters Corporation (1)	500	34
Total Life Sciences		890
PHARMACEUTICALS 24.2%
European Major - Pharmaceutical 0.8%
Bayer AG (EUR)	878	70
Merck (EUR)	691	83
		153
Major Pharmaceuticals 23.4%
A&D Pharma Holding, GDR (EUR)	5,026	129
Abbott Laboratories	1,900	102
Alcon (2)	1,290	186
Allergan (2)	2,100	135
Barr Pharmaceuticals (1)	3,400	193
Basilea Pharmaceutica (CHF) (1)	263	60
Bristol-Myers Squibb	2,700	78
Cadence Pharmaceuticals (1)	1,200	17
Chugai Pharmaceutical (JPY)	7,000	115
Elan, ADR (1)(2)	17,600	370
Eli Lilly (2)	4,500	256
GlaxoSmithKline (GBP)	2,684	71
GlaxoSmithKline Pharmaceuticals (INR)	1,719	48
InSite Vision (1)	4,700	5
Ipsen (EUR)	2,246	129
Johnson & Johnson	1,180	77
Medicis Pharmaceutical, Class A	100	3
Merck	6,100	315
MGI Pharma (1)(2)	9,400	261
Monsanto (2)	2,620	225
Mylan	500	8
Novo Nordisk, Series B (DKK)	400	48
Roche Holding - Genusscheine (CHF)	1,655	299
Sawai Pharmaceutical (JPY)	1,400	41
Schering-Plough	8,715	276
Shire (GBP)	3,142	77
Shire, ADR	1,700	126
Takeda Pharmaceutical (JPY)	500	35
Teva Pharmaceutical, ADR (2)	4,739	211
Towa Pharmaceutical (JPY)	1,900	82
UCB (EUR)	1,608	95
Valeant Pharmaceuticals (1)(2)	5,400	83
Warner Chilcott (1)	2,400	43
Wyeth (2)	5,154	230
XenoPort (1)(2)	4,200	198
		4,627

Total Pharmaceuticals		4,780
PRODUCTS & DEVICES 12.9%
Implants 10.4%
Baxter International	3,400	191
Becton, Dickinson	1,000	82
BioMimetic Therapeutics (1)	1,600	21
BioSphere Medical (1)	2,700	13
Boston Scientific (1)	5,400	75
C.R. Bard	1,300	115
Cerus (1)	5,200	45
Covidien (1)	2,100	87
Cytyc (1)	1,200	57
Dentsply International	800	33
Edwards Lifesciences (1)	1,700	84
EPIX Pharmaceuticals (1)	3,500	14
Intuitive Surgical (1)	600	138
Medtronic (2)	2,500	141
Micrus Endovascular (1)	1,800	33
Nobel Biocare (CHF)	358	97
ResMed (1)	3,400	146
Respironics (1)	800	39
Sonova Holding (CHF)	359	36
Sorin (EUR) (1)	10,500	22
St. Jude Medical (1)(2)	5,400	238
Stereotaxis (1)	7,692	106
Stryker	1,700	117
Zimmer Holdings (1)(2)	1,430	116
		2,046
Other Products & Devices 2.5%
Conceptus (1)	9,400	178
Essilor International (EUR)	1,047	66
Hologic (1)	200	12
IDEXX Laboratories (1)	500	55
Masimo (1)	700	18
Millipore (1)	600	45
Stericycle (1)(2)	1,600	91
TomoTherapy (1)	1,700	40
		505

Total Products & Devices		2,551
SERVICES 24.4%
Distribution 8.7%
Animal Health International (1)	1,400	15
Cardinal Health	4,500	281
CVS Caremark (2)	12,758	506
Express Scripts (1)	2,000	112
HealthExtras (1)(2)	4,000	111
Henry Schein (1)	4,300	262
McKesson (2)	3,600	212
Medco Health Solutions (1)(2)	200	18
Omnicare	1,000	33
Profarma Distribuidora (BRL) (1)	6,100	121
Shoppers Drug Mart (CAD)	800	44
		1,715
Information 1.3%
Allscripts Healthcare (1)	1,800	49
athenahealth (1)	100	3
Cerner (1)(2)	1,800	108
Vital Images (1)	4,400	86
WebMD Health (1)	100	5
		251
Other Services 2.6%
Laboratory Corporation of America (1)	3,100	243
Matria Healthcare (1)	6,400	167
Nighthawk Radiology (1)	4,300	105
		515
Payors 7.7%
Aetna	5,500	298
AMERIGROUP (1)	6,100	210
Centene (1)	5,100	110
CIGNA	3,180	169
Coventry Health Care (1)	1,650	103
eHealth (1)	100	3
Health Net (1)	1,000	54
Humana (1)(2)	2,600	182
WellPoint (1)(2)	4,920	388
		1,517
Providers 4.1%
Bangkok Dusit Medical Services (THB)	58,100	67
Community Health Systems (1)(2)	2,700	85
DaVita (1)(2)	2,100	133
Fresenius (EUR)	1,479	111
Healthways (1)(2)	2,200	119
LifePoint Hospitals (1)	2,800	84
Manor Care (2)	1,700	110
National Medical Health Card (1)	2,500	24
Sunrise Senior Living (1)	2,100	74
		807
Total Services		4,805
Total Common Stocks (Cost $15,041)		19,661
OPTIONS PURCHASED 0.0%
United Therapeutics, Call, 11/17/07 @ $80.00 (1)	600	2
Total Options Purchased (Cost $2)		2
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Reserve Investment Fund, 5.46% (4)(5)	465,374	465
Total Short-Term Investments (Cost $465)		465
Total Investments in Securities
102.0% of Net Assets (Cost $15,508)		$20,128

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover written call options at
September 30, 2007.
(3)	Restricted security
(4)	Seven-day yield
(5)	Affiliated company - see Note 4.
ADR	American Depository Receipts
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
INR	Indian Rupee
JPY	Japanese Yen
THB	Thai Baht

OPTIONS WRITTEN (1.7)%
Abbott Laboratories, Put, 1/19/08 @ $60.00 (1)	(400)	(3)
Abbott Laboratories, Put, 1/21/08 @ $55.00 (1)	(700)	(2)
Aetna, Put, 1/19/08 @ $45.00 (1)	(300)	—
Alcon, Call, 1/19/08 @ $150.00 (1)	(300)	(2)
Alcon, Put, 1/19/08 @ $140.00 (1)	(200)	(1)
Alcon, Put, 1/19/08 @ $145.00 (1)	(200)	(1)
Alexion Pharmaceuticals, Call, 1/19/08 @ $55.00 (1)	(500)	(7)
Alexion Pharmaceuticals, Put, 10/20/07 @ $65.00 (1)	(100)	—
Alexion Pharmaceuticals, Put, 11/17/07 @ $65.00 (1)	(300)	(1)
Alexion Pharmaceuticals, Put, 1/19/08 @ $45.00 (1)	(400)	—
Alexion Pharmaceuticals, Put, 1/19/08 @ $50.00 (1)	(500)	(1)
Alexion Pharmaceuticals, Put, 1/19/08 @ $55.00 (1)	(300)	(1)
Alexion Pharmaceuticals, Put, 1/19/08 @ $65.00 (1)	(600)	(4)
Alexion Pharmaceuticals, Put, 1/19/08 @ $70.00 (1)	(100)	(1)
Alexion Pharmaceuticals, Put, 2/16/08 @ $65.00 (1)	(100)	(1)
Alexion Pharmaceuticals, Put, 5/17/08 @ $65.00 (1)	(100)	(1)
Alexion Pharmaceuticals, Put, 1/17/09 @ $65.00 (1)	(100)	(1)
Alkermes, Put, 1/19/08 @ $17.50 (1)	(300)	(1)
Allergan, Call, 1/19/08 @ $65.00 (1)	(500)	(2)
Allergan, Put, 1/19/08 @ $62.50 (1)	(500)	(1)
Allergan, Put, 1/19/08 @ $65.00 (1)	(400)	(1)
AMERIGROUP, Put, 3/22/08 @ $35.00 (1)	(200)	(1)
Amgen, Call, 1/19/08 @ $55.00 (1)	(1,000)	(4)
Amgen, Call, 1/19/08 @ $57.50 (1)	(1,000)	(3)
Amgen, Call, 1/19/08 @ $60.00 (1)	(1,300)	(3)
Amgen, Put, 1/19/08 @ $55.00 (1)	(500)	(1)
Amylin Pharmaceuticals, Call, 1/19/08 @ $60.00 (1)	(1,400)	(3)
Amylin Pharmaceuticals, Call, 4/19/08 @ $60.00 (1)	(1,500)	(6)
Amylin Pharmaceuticals, Put, 1/19/08 @ $40.00 (1)	(200)	(1)
Barr Pharmaceuticals, Put, 11/17/07 @ $55.00 (1)	(200)	—
Barr Pharmaceuticals, Put, 2/16/08 @ $55.00 (1)	(100)	—
Baxter International, Put, 1/19/08 @ $60.00 (1)	(100)	—
Beckman Coulter, Put, 2/16/08 @ $75.00 (1)	(200)	(1)
BioMarin Pharmaceutical, Put, 1/17/08 @ $20.00 (1)	(400)	(1)
BioMarin Pharmaceutical, Put, 1/17/09 @ $25.00 (1)	(500)	(2)
Bristol-Myers Squibb, Put, 1/19/08 @ $32.50 (1)	(500)	(2)
C.R. Bard, Put, 1/19/08 @ $85.00 (1)	(300)	(1)
Cardinal Health, Put, 1/19/08 @ $70.00 (1)	(100)	(1)
Cardinal Health, Put, 1/19/08 @ $75.00 (1)	(700)	(9)
Celgene, Call, 1/19/08 @ $80.00 (1)	(1,500)	(4)
Celgene, Put, 1/19/08 @ $60.00 (1)	(200)	—
Celgene, Put, 1/19/08 @ $65.00 (1)	(500)	(1)
Celgene, Put, 1/19/08 @ $70.00 (1)	(100)	—
Celgene, Put, 1/17/09 @ $70.00 (1)	(100)	(1)
Cephalon, Call, 10/20/07 @ $75.00 (1)	(300)	—
Cephalon, Call, 11/17/07 @ $75.00 (1)	(300)	(1)
Cephalon, Call, 11/17/07 @ $80.00 (1)	(500)	(1)
Cephalon, Call, 11/17/07 @ $85.00 (1)	(700)	(1)
Cephalon, Call, 1/19/08 @ $85.00 (1)	(300)	—
Cephalon, Put, 1/19/08 @ $70.00 (1)	(300)	(1)
Cerner, Call, 3/22/08 @ $70.00 (1)	(300)	(1)
Cerner, Put, 3/22/08 @ $60.00 (1)	(300)	(1)
Charles River Laboratories, Put, 2/16/08 @ $60.00 (1)	(300)	(2)
CIGNA, Put, 1/19/08 @ $50.00 (1)	(100)	—
CIGNA, Put, 1/19/08 @ $60.00 (1)	(900)	(6)
CIGNA, Put, 4/19/08 @ $55.00 (1)	(100)	—
CIGNA, Put, 1/17/09 @ $50.00 (1)	(100)	—
Community Health Systems, Call, 1/19/08 @ $40.00 (1)	(1,000)	—
Community Health Systems, Put, 1/17/09 @ $35.00 (1)	(100)	(1)
Covance, Put, 1/19/08 @ $80.00 (1)	(300)	(1)
Covance, Put, 1/17/09 @ $80.00 (1)	(200)	(2)
Cubist Pharmaceuticals, Put, 1/19/08 @ $20.00 (1)	(500)	(1)
CVS Caremark, Call, 1/19/08 @ $40.00 (1)	(1,000)	(2)
CVS Caremark, Put, 1/19/08 @ $35.00 (1)	(1,000)	(1)
CVS Caremark, Put, 1/19/08 @ $40.00 (1)	(800)	(2)
DaVita, Call, 1/19/08 @ $65.00 (1)	(300)	(1)
DaVita, Put, 1/19/08 @ $55.00 (1)	(300)	—
DaVita, Put, 1/19/08 @ $65.00 (1)	(500)	(2)
DaVita, Put, 4/19/08 @ $70.00 (1)	(700)	(6)
Dentsply International, Put, 4/19/08 @ $45.00 (1)	(500)	(2)
Elan, Call, 10/20/07 @ $20.00 (1)	(1,200)	(2)
Elan, Call, 10/20/07 @ $22.50 (1)	(800)	—
Elan, Call, 1/19/08 @ $22.50 (1)	(900)	(2)
Elan, Call, 1/19/08 @ $25.00 (1)	(1,500)	(2)
Elan, Put, 1/19/08 @ $15.00 (1)	(200)	—
Elan, Put, 1/19/08 @ $17.50 (1)	(200)	—
Eli Lilly, Call, 1/19/08 @ $60.00 (1)	(500)	(1)
Express Scripts, Put, 1/19/08 @ $42.50 (1)	(200)	—
Express Scripts, Put, 1/19/08 @ $47.50 (1)	(600)	(1)
Forest Laboratories, Put, 1/19/08 @ $45.00 (1)	(500)	(4)
Gen-Probe, Put, 1/19/08 @ $50.00 (1)	(300)	—
Gen-Probe, Put, 1/19/08 @ $55.00 (1)	(200)	—
Genentech, Call, 10/20/07 @ $80.00 (1)	(500)	—
Genentech, Call, 12/22/07 @ $80.00 (1)	(900)	(3)
Genentech, Put, 12/22/07 @ $80.00 (1)	(300)	(1)
Genentech, Put, 1/19/08 @ $80.00 (1)	(200)	(1)
Genzyme, Put, 1/19/08 @ $70.00 (1)	(200)	(2)
Gilead Sciences, Call, 11/17/07 @ $42.50 (1)	(700)	(1)
Gilead Sciences, Call, 1/19/08 @ $40.00 (1)	(700)	(2)
Gilead Sciences, Call, 1/19/08 @ $42.50 (1)	(300)	(1)
Gilead Sciences, Put, 1/19/08 @ $32.50 (1)	(200)	—
Gilead Sciences, Put, 1/19/08 @ $35.00 (1)	(400)	—
Gilead Sciences, Put, 1/19/08 @ $37.50 (1)	(500)	(1)
Gilead Sciences, Put, 1/19/08 @ $42.50 (1)	(200)	(1)
Gilead Sciences, Put, 1/17/09 @ $42.50 (1)	(100)	(1)
Health Net, Put, 1/19/08 @ $60.00 (1)	(200)	(1)
HealthExtras, Call, 3/22/08 @ $30.00 (1)	(1,000)	(2)
HealthExtras, Put, 3/22/08 @ $30.00 (1)	(300)	(1)
Healthways, Call, 2/16/08 @ $65.00 (1)	(500)	(1)
Healthways, Put, 11/17/07 @ $50.00 (1)	(300)	—
Healthways, Put, 2/16/08 @ $60.00 (1)	(400)	(3)
Henry Schein, Put, 1/19/08 @ $50.00 (1)	(200)	—
Henry Schein, Put, 1/19/08 @ $55.00 (1)	(100)	—
Humana, Call, 1/19/08 @ $75.00 (1)	(200)	(1)
Humana, Call, 1/19/08 @ $80.00 (1)	(1,000)	(2)
Humana, Put, 1/19/08 @ $60.00 (1)	(500)	(1)
Humana, Put, 1/19/08 @ $65.00 (1)	(300)	(1)
Humana, Put, 1/19/08 @ $70.00 (1)	(200)	(1)
Humana, Put, 1/17/09 @ $70.00 (1)	(500)	(4)
IDEXX Laboratories, Put, 1/17/09 @ $120.00 (1)	(200)	(3)
illumina, Put, 12/22/07 @ $45.00 (1)	(500)	(1)
illumina, Put, 1/19/08 @ $40.00 (1)	(600)	(1)
ImClone Systems, Call, 1/19/08 @ $50.00 (1)	(700)	(1)
ImClone Systems, Call, 1/19/08 @ $55.00 (1)	(500)	—
ImClone Systems, Put, 1/19/08 @ $30.00 (1)	(300)	—
ImClone Systems, Put, 1/19/08 @ $40.00 (1)	(600)	(2)
ImClone Systems, Put, 1/17/09 @ $40.00 (1)	(200)	(1)
Immucor, Call, 1/19/08 @ $35.00 (1)	(200)	(1)
Immucor, Put, 1/19/08 @ $30.00 (1)	(200)	—
Intermune, Put, 1/17/09 @ $25.00 (1)	(1,300)	(17)
Invitrogen, Call, 1/19/08 @ $85.00 (1)	(300)	(1)
Invitrogen, Put, 1/19/08 @ $70.00 (1)	(300)	—
Invitrogen, Put, 1/19/08 @ $75.00 (1)	(300)	(1)
Invitrogen, Put, 1/19/08 @ $85.00 (1)	(300)	(2)
Invitrogen, Put, 5/17/08 @ $85.00 (1)	(300)	(2)
Johnson & Johnson, Put, 1/19/08 @ $60.00 (1)	(100)	—
Laboratory Corporation of America, Put, 1/19/08 @ $70.00 (1)	(100)	—
Laboratory Corporation of America, Put, 1/19/08 @ $75.00 (1)	(300)	(1)
Laboratory Corporation of America, Put, 1/19/08 @ $80.00 (1)	(200)	(1)
Laboratory Corporation of America, Put, 1/19/08 @ $85.00 (1)	(100)	(1)
Laboratory Corporation of America, Put, 2/16/08 @ $85.00 (1)	(100)	(1)
Manor Care, Call, 1/18/08 @ $60.00 (1)	(800)	(5)
Manor Care, Put, 1/19/08 @ $60.00 (1)	(300)	—
Manor Care, Put, 1/19/08 @ $65.00 (1)	(200)	(1)
Matria Healthcare, Put, 3/22/08 @ $30.00 (1)	(300)	(2)
McKesson, Call, 11/17/07 @ $60.00 (1)	(300)	(1)
McKesson, Call, 1/19/08 @ $65.00 (1)	(300)	—
McKesson, Put, 11/17/07 @ $55.00 (1)	(300)	—
McKesson, Put, 1/19/08 @ $55.00 (1)	(100)	—
McKesson, Put, 1/19/08 @ $60.00 (1)	(200)	(1)
McKesson, Put, 2/16/08 @ $57.50 (1)	(100)	—
McKesson, Put, 1/17/09 @ $60.00 (1)	(100)	(1)
Medco Health Solutions, Call, 1/19/08 @ $70.00 (1)	(200)	(4)
Medicines Company, Put, 1/19/08 @ $20.00 (1)	(600)	(2)
MedImmune, Put, 1/19/08 @ $35.00 (1)	(400)	—
MedImmune, Put, 1/19/08 @ $45.00 (1)	(100)	—
Medtronic, Call, 1/19/08 @ $55.00 (1)	(1,600)	(6)
Medtronic, Put, 1/19/08 @ $55.00 (1)	(800)	(1)
Merck, Put, 1/19/08 @ $50.00 (1)	(200)	—
Merck, Put, 1/19/08 @ $55.00 (1)	(500)	(2)
Merck, Put, 1/19/08 @ $60.00 (1)	(1,000)	(8)
MGI Pharma, Call, 1/19/08 @ $30.00 (1)	(500)	(1)
MGI Pharma, Put, 1/19/08 @ $25.00 (1)	(200)	—
Monsanto, Call, 1/19/08 @ $75.00 (1)	(700)	(10)
Monsanto, Call, 1/19/08 @ $80.00 (1)	(700)	(7)
Monsanto, Put, 1/19/08 @ $70.00 (1)	(500)	(1)
Monsanto, Put, 1/19/08 @ $75.00 (1)	(400)	(1)
Monsanto, Put, 1/19/08 @ $80.00 (1)	(100)	—
Monsanto, Put, 4/19/08 @ $75.00 (1)	(500)	(2)
Monsanto, Put, 4/19/08 @ $80.00 (1)	(300)	(2)
Monsanto, Put, 1/17/09 @ $80.00 (1)	(300)	(3)
Neurocrine Biosciences, Put, 1/19/08 @ $15.00 (1)	(500)	(3)
ONYX Pharmaceuticals, Call, 1/19/08 @ $50.00 (1)	(200)	(1)
ONYX Pharmaceuticals, Put, 1/19/08 @ $35.00 (1)	(500)	(1)
ONYX Pharmaceuticals, Put, 1/19/08 @ $40.00 (1)	(300)	(1)
ONYX Pharmaceuticals, Put, 1/19/08 @ $50.00 (1)	(100)	(1)
ONYX Pharmaceuticals, Put, 5/17/08 @ $50.00 (1)	(300)	(3)
ONYX Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(300)	(2)
ONYX Pharmaceuticals, Put, 1/17/09 @ $45.00 (1)	(500)	(7)
ONYX Pharmaceuticals, Put, 1/17/09 @ $50.00 (1)	(300)	(3)
ONYX Pharmaceuticals, Put, 1/19/09 @ $35.00 (1)	(400)	(3)
OSI Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(300)	(1)
Pfizer, Put, 1/19/09 @ $25.00 (1)	(500)	(1)
Pharmion, Call, 1/19/08 @ $45.00 (1)	(300)	(2)
Pharmion, Put, 1/19/08 @ $35.00 (1)	(300)	—
Pharmion, Put, 1/19/08 @ $45.00 (1)	(500)	(2)
Pharmion, Put, 1/19/08 @ $50.00 (1)	(300)	(2)
Schering-Plough, Put, 1/19/08 @ $25.00 (1)	(400)	—
Schering-Plough, Put, 1/19/08 @ $35.00 (1)	(1,600)	(6)
Schering-Plough, Put, 1/17/09 @ $35.00 (1)	(100)	(1)
Sepracor, Put, 1/19/08 @ $30.00 (1)	(400)	(2)
St. Jude Medical, Call, 1/19/08 @ $50.00 (1)	(500)	(1)
St. Jude Medical, Put, 1/19/08 @ $40.00 (1)	(300)	—
St. Jude Medical, Put, 1/19/08 @ $45.00 (1)	(500)	(1)
Stericycle, Call, 11/17/07 @ $50.00 (1)	(300)	(2)
Stryker, Put, 1/19/08 @ $65.00 (1)	(500)	(1)
Stryker, Put, 1/19/08 @ $70.00 (1)	(200)	(1)
Teva Pharmaceutical, Call, 1/19/08 @ $45.00 (1)	(700)	(1)
Teva Pharmaceutical, Put, 1/19/08 @ $40.00 (1)	(100)	—
Teva Pharmaceutical, Put, 1/19/08 @ $45.00 (1)	(300)	(1)
Teva Pharmaceutical, Put, 1/17/09 @ $45.00 (1)	(200)	(1)
Theravance, Call, 10/20/07 @ $30.00 (1)	(1,000)	(1)
Valeant Pharmaceuticals, Call, 1/19/08 @ $15.00 (1)	(1,000)	(1)
Varian Medical, Put, 1/19/08 @ $45.00 (1)	(300)	(1)
Vertex Pharmaceuticals, Call, 11/17/07 @ $40.00 (1)	(700)	(2)
Vertex Pharmaceuticals, Call, 1/19/08 @ $50.00 (1)	(200)	—
Vertex Pharmaceuticals, Put, 1/19/08 @ $35.00 (1)	(400)	(1)
Vertex Pharmaceuticals, Put, 1/17/09 @ $35.00 (1)	(100)	(1)
Walgreen, Put, 1/19/08 @ $50.00 (1)	(100)	—
Waters Corporation, Put, 1/19/08 @ $65.00 (1)	(300)	(1)
WellPoint, Call, 1/19/08 @ $85.00 (1)	(1,000)	(1)
WellPoint, Put, 1/19/08 @ $80.00 (1)	(100)	—
WellPoint, Put, 3/22/08 @ $90.00 (1)	(100)	(1)
Wyeth, Call, 10/20/07 @ $50.00 (1)	(500)	—
Wyeth, Call, 1/19/08 @ $50.00 (1)	(1,000)	(1)
Wyeth, Call, 1/19/08 @ $55.00 (1)	(1,000)	—
Wyeth, Call, 1/19/08 @ $60.00 (1)	(700)	—
Wyeth, Put, 1/19/08 @ $55.00 (1)	(400)	(4)
Wyeth, Put, 1/17/09 @ $50.00 (1)	(600)	(5)
XenoPort, Call, 12/22/07 @ $45.00 (1)	(1,500)	(8)
Zimmer Holdings, Call, 1/19/08 @ $85.00 (1)	(300)	(1)
Zimmer Holdings, Put, 1/19/08 @ $90.00 (1)	(300)	(3)
Zimmer Holdings, Put, 1/17/09 @ $90.00 (1)	(200)	(2)
Total Options Written (Premiums $(399))		(339)

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $1 and represents 0.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Dyadic International, Warrants, 5/30/10	12/1/06	$0
Favrille, Warrants, 3/6/11	3/10/06	0
Mannkind, Warrants, 8/5/10	8/5/05	0
Poniard Pharmaceuticals, Bridge Warrants, 2/1/11	2/3-4/26/06	0
Totals		$0

The fund has registration rights for certain restricted securities held as of
September 30, 2007. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Portfolio
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on or until a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $15,508,000. Net unrealized gain aggregated $4,680,000 at period-end, of which $5,197,000 related to appreciated investments and $517,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $10,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $465,000 and $236,000, respectively.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 9.2%
Auto Components 0.3%
Goodyear Tire & Rubber (1)	270	8
Johnson Controls	280	33
Wabco Holdings	63	3
		44
Automobiles 0.4%
Ford Motor (1)	2,410	20
General Motors	680	25
Harley-Davidson	370	17
		62
Distributors 0.1%
Genuine Parts	170	8
		8
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)	200	12
H&R Block	460	10
		22
Hotels, Restaurants & Leisure 1.5%
Carnival	520	25
Darden Restaurants	175	7
Harrah's Entertainment	260	23
Hilton	440	20
International Game Technology	430	19
Marriott, Class A	440	19
McDonald's	1,540	84
Starbucks (1)	980	26
Starwood Hotels & Resorts Worldwide	290	18
Wendy's	150	5
Wyndham Worldwide	238	8
Yum! Brands	660	22
		276
Household Durables 0.5%
Black & Decker	100	8
Centex	170	5
D. R. Horton	400	5
Fortune Brands	180	15
Harman International	100	9
KB Home	140	4
Leggett & Platt	180	3
Lennar, Class A	200	5
Newell Rubbermaid	360	10
Pulte	320	4
Snap-On	40	2
Stanley Works	150	8
Whirlpool	146	13
		91
Internet & Catalog Retail 0.2%
Amazon.com (1)	380	36
Expedia (1)	200	6
		42
Leisure Equipment & Products 0.2%
Brunswick	140	3
Eastman Kodak	400	11
Hasbro	230	6
Mattel	490	12
		32
Media 3.0%
CBS, Class B	975	31
Citadel Broadcasting	105	1
Clear Channel Communications	600	23
Comcast, Class A (1)	4,064	98
DIRECTV (1)	1,000	24
Disney	2,580	89
Dow Jones	40	2
Gannett	320	14
Interpublic Group (1)	514	5
McGraw-Hill	420	21
Meredith	30	2
New York Times, Class A	180	4
News Corp., Class A	3,000	66
Omnicom	400	19
Scripps, Class A	100	4
Time Warner	4,925	90
Tribune	102	3
Viacom, Class B (1)	915	36
		532
Multiline Retail 0.9%
Big Lots (1)	140	4
Dillards, Class A	80	2
Family Dollar Stores	210	6
J.C. Penney	240	15
Kohl's (1)	370	21
Macys	552	18
Nordstrom	320	15
Sears Holding (1)	110	14
Target	1,120	71
		166
Specialty Retail 1.6%
Abercrombie & Fitch	100	8
Autonation (1)	200	3
AutoZone (1)	50	6
Bed Bath & Beyond (1)	380	13
Best Buy	470	22
Circuit City	200	2
GAP	690	13
Home Depot	2,460	80
Lowes	1,980	55
Office Depot (1)	310	6
OfficeMax	100	3
RadioShack	180	4
Sally Beauty Supply (1)	45	—
Sherwin-Williams	180	12
Staples	915	20
The Limited	480	11
Tiffany	190	10
TJX	530	15
		283
Textiles, Apparel & Luxury Goods 0.4%
Coach (1)	440	21
Jones Apparel Group	150	3
Liz Claiborne	160	5
Nike, Class B	460	27
Polo Ralph Lauren	100	8
V.F.	160	13
		77

Total Consumer Discretionary		1,635
CONSUMER STAPLES 9.3%
Beverages 2.2%
Anheuser-Busch	960	48
Brown-Forman, Class B	160	12
Coca-Cola	2,570	148
Coca-Cola Enterprises	410	10
Constellation Brands, Class A (1)	260	6
Molson Coors Brewing, Class B	80	8
Pepsi Bottling Group	120	5
PepsiCo	2,052	150
		387
Food & Staples Retailing 2.2%
Costco Wholesale	560	34
CVS Caremark	2,015	80
Kroger	900	26
Safeway	610	20
Supervalu	233	9
Sysco	750	27
Wal-Mart	3,070	134
Walgreen	1,300	61
Whole Foods Market	200	10
		401
Food Products 1.4%
Archer-Daniels-Midland	803	27
Campbell Soup	280	11
ConAgra	650	17
Dean Foods	200	5
General Mills	470	27
H.J. Heinz	370	17
Hershey Foods	200	9
Kellogg	380	21
Kraft Foods, Class A	2,075	72
McCormick	160	6
Sara Lee	960	16
Tyson Foods, Class A	300	5
Wrigley	250	16
		249
Household Products 2.1%
Clorox	170	11
Colgate-Palmolive	620	44
Kimberly-Clark	530	37
Procter & Gamble	4,056	285
		377
Personal Products 0.2%
Avon	520	20
Estee Lauder, Class A	170	7
		27
Tobacco 1.2%
Altria Group	2,710	188
Reynolds American	220	14
UST	200	10
		212

Total Consumer Staples		1,653
ENERGY 11.4%
Energy Equipment & Services 2.3%
Baker Hughes	370	34
BJ Services	350	9
ENSCO International	200	11
Halliburton	1,200	46
Nabors Industries (1)	400	12
National Oilwell Varco (1)	250	36
Noble Drilling	320	16
Rowan	140	5
Schlumberger	1,560	164
Smith International	300	21
Transocean (1)	360	41
Weatherford International (1)	390	26
		421
Oil, Gas & Consumable Fuels 9.1%
Anadarko Petroleum	560	30
Apache	448	40
Chesapeake Energy	500	18
Chevron	2,790	261
ConocoPhillips	2,070	182
CONSOL Energy	200	9
Devon Energy	600	50
El Paso Corporation	861	15
EOG Resources	340	25
ExxonMobil	7,200	666
Hess	330	22
Marathon Oil	918	52
Murphy Oil	230	16
Occidental Petroleum	1,100	71
Peabody Energy	300	14
Spectra Energy	770	19
Sunoco	180	13
Tesoro Petroleum	200	9
Valero Energy	670	45
Williams Companies	830	28
XTO Energy	516	32
		1,617

Total Energy		2,038
FINANCIALS 19.4%
Capital Markets 3.3%
American Capital Strategies	200	9
Ameriprise Financial	330	21
Bank of New York Mellon	1,423	63
Bear Stearns	150	18
Charles Schwab	1,330	29
E*TRADE Financial (1)	610	8
Federated Investors, Class B	160	6
Franklin Resources	210	27
Goldman Sachs	550	119
Janus Capital Group	200	6
Legg Mason	200	17
Lehman Brothers	670	41
Merrill Lynch	1,100	78
Morgan Stanley	1,420	89
Northern Trust	270	18
State Street	560	38
		587
Commercial Banks 3.4%
Banco de Bilbao Vizcaya, ADR	126	3
BB&T	740	30
Comerica	220	11
Commerce Bancorp	200	8
Fifth Third Bancorp	767	26
First Horizon National	160	4
Huntington Bancshares	520	9
KeyCorp	560	18
M & T Bank	110	11
Marshall & Ilsley	300	13
National City	760	19
PNC Financial Services Group	410	28
Regions Financial	940	28
SunTrust	420	32
Synovus Financial	420	12
U.S. Bancorp	2,267	74
Wachovia	2,450	123
Wells Fargo	4,320	154
Zions Bancorp	140	9
		612
Consumer Finance 0.9%
American Express	1,550	92
Capital One Financial	500	33
Discover Financial (1)	710	15
SLM Corporation	480	24
		164
Diversified Financial Services 5.0%
Bank of America	5,762	290
CIT Group	300	12
Citigroup	6,460	301
CME Group	70	41
IntercontinentalExchange (1)	100	15
JPMorgan Chase	4,383	201
Leucadia National	200	10
Moody's	340	17
		887
Insurance 4.4%
ACE Limited	430	26
AFLAC	610	35
Allstate	770	44
Ambac Financial Group	150	9
American International Group	3,371	228
Aon	350	16
Assurant	150	8
Chubb	550	29
Cincinnati Financial	227	10
Genworth Financial, Class A	530	16
Hartford Financial Services	400	37
Lincoln National	328	22
Loews	570	28
Marsh & McLennan	670	17
MBIA	165	10
MetLife	960	67
Principal Financial Group	310	20
Progressive Corporation	900	17
Prudential Financial	600	59
Safeco	170	10
The Travelers Companies	878	44
Torchmark	140	9
Unum Group	400	10
XL Capital	230	18
		789
Real Estate Investment Trusts (REITs) 1.2%
Apartment Investment & Management, REIT	150	7
Archstone-Smith Trust, REIT	300	18
Avalonbay Communities, REIT	100	12
Boston Properties, REIT	150	15
Developers Diversified Realty, REIT	160	9
Equity Residential, REIT	390	16
General Growth Properties, REIT	300	16
Host Hotels & Resorts, REIT	700	16
Kimco Realty, REIT	260	12
Plum Creek Timber, REIT	240	11
ProLogis, REIT	340	22
Public Storage, REIT	140	11
Simon Property Group, REIT	300	30
Vornado Realty Trust, REIT	200	22
		217
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Class A (1)	200	6
		6
Thrifts & Mortgage Finance 1.1%
Countrywide Financial	748	14
Fannie Mae	1,250	76
Freddie Mac	850	50
Hudson City Bancorp	600	9
MGIC Investment	100	3
Sovereign Bancorp	425	8
Washington Mutual	1,171	42
		202

Total Financials		3,464
HEALTH CARE 11.5%
Biotechnology 1.2%
Amgen (1)	1,383	78
Biogen Idec (1)	393	26
Celgene (1)	500	36
Genzyme (1)	370	23
Gilead Sciences (1)	1,200	49
		212
Health Care Equipment & Supplies 1.8%
Bausch & Lomb	70	4
Baxter International	800	45
Becton, Dickinson	330	27
Boston Scientific (1)	1,552	22
C.R. Bard	140	12
Covidien (1)	643	27
Hospira (1)	219	9
Medtronic	1,490	84
St. Jude Medical (1)	420	19
Stryker	350	24
Varian Medical Systems (1)	200	8
Zimmer Holdings (1)	353	29
		310
Health Care Providers & Services 2.2%
Aetna	690	37
AmerisourceBergen	280	13
Cardinal Health	490	30
CIGNA	350	19
Coventry Health Care (1)	200	12
Express Scripts (1)	300	17
Humana (1)	230	16
Laboratory Corporation of America (1)	200	16
Manor Care	130	8
McKesson	420	25
Medco (1)	325	29
Patterson Companies (1)	200	8
PharMerica (1)	23	—
Quest Diagnostics	200	11
Tenet Healthcare (1)	515	2
UnitedHealth Group	1,770	86
WellPoint (1)	820	65
		394
Health Care Technology 0.0%
IMS Health	180	5
		5
Life Sciences Tools & Services 0.3%
Applera	180	6
Millipore (1)	70	5
PerkinElmer	170	5
Thermo Fisher Scientific (1)	550	32
Waters Corporation (1)	140	10
		58
Pharmaceuticals 6.0%
Abbott Laboratories	2,040	109
Allergan	420	27
Barr Pharmaceuticals (1)	150	9
Bristol Myers Squibb	2,590	75
Eli Lilly	1,250	71
Forest Laboratories (1)	360	13
Johnson & Johnson	3,718	244
King Pharmaceuticals (1)	323	4
Merck	2,800	145
Mylan	300	5
Pfizer	9,074	222
Schering-Plough	2,040	64
Watson Pharmaceuticals (1)	150	5
Wyeth	1,770	79
		1,072

Total Health Care		2,051
INDUSTRIALS & BUSINESS SERVICES 11.3%
Aerospace & Defense 2.9%
Boeing	990	104
General Dynamics	550	46
Goodrich	170	12
Honeywell International	1,000	59
L-3 Communication	200	20
Lockheed Martin	470	51
Northrop Grumman	484	38
Precision Castparts	200	30
Raytheon	610	39
Rockwell Collins	190	14
United Technologies	1,310	105
		518
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide	200	11
Fedex	420	44
UPS, Class B	1,320	99
		154
Airlines 0.1%
Southwest Airlines	980	15
		15
Building Products 0.1%
American Standard	190	7
Masco	450	10
		17
Commercial Services & Supplies 0.5%
Allied Waste Industries (1)	250	3
Avery Dennison	150	9
Cintas	190	7
Equifax	170	6
Pitney Bowes	320	15
R.R. Donnelley	300	11
Robert Half International	240	7
Waste Management	650	24
		82
Construction & Engineering 0.1%
Fluor	140	20
		20
Electrical Equipment 0.4%
Cooper Industries, Class A	200	10
Emerson Electric	1,020	54
Rockwell Automation	240	17
		81
Industrial Conglomerates 3.8%
3M	910	85
GE	13,320	551
Textron	320	20
Tyco International	643	29
		685
Machinery 1.7%
Caterpillar	740	58
Cummins Engine	120	15
Danaher	340	28
Deere	220	33
Dover	290	15
Eaton	200	20
Illinois Tool Works	560	34
Ingersoll-Rand, Class A	350	19
ITT	240	16
PACCAR	340	29
Pall	160	6
Parker Hannifin	170	19
Terex (1)	100	9
		301
Road & Rail 0.7%
Burlington Northern Santa Fe	420	34
CSX	580	25
Norfolk Southern	470	24
Ryder System	80	4
Union Pacific	360	41
		128
Trading Companies & Distributors 0.1%
W. W. Grainger	140	13
		13

Total Industrials & Business Services		2,014
INFORMATION TECHNOLOGY 16.0%
Communications Equipment 2.8%
Avaya (1)	620	10
Ciena (1)	101	4
Cisco Systems (1)	7,840	259
Corning	1,960	48
JDS Uniphase (1)	242	4
Juniper Networks (1)	700	26
Motorola	3,090	57
Qualcomm	2,170	92
Tellabs (1)	510	5
		505
Computers & Peripherals 4.3%
Apple (1)	1,130	174
Dell (1)	2,930	81
EMC (1)	2,660	55
Hewlett-Packard	3,357	167
IBM	1,780	210
Lexmark International (1)	150	6
NCR (1)	270	13
Network Appliance (1)	440	12
QLogic (1)	180	2
Sandisk (1)	300	17
Sun Microsystems (1)	4,500	25
		762
Electronic Equipment & Instruments 0.3%
Agilent Technologies (1)	520	19
Jabil Circuit	250	6
Molex	180	5
Solectron (1)	760	3
Tektronix	130	3
Tyco Electronics	643	23
		59
Internet Software & Services 1.7%
Akamai Technologies (1)	200	6
eBay (1)	1,420	55
Google, Class A (1)	300	170
IAC/InterActiveCorp (1)	300	9
Monster Worldwide (1)	170	6
VeriSign (1)	300	10
Yahoo! (1)	1,650	44
		300
IT Services 0.9%
Affiliated Computer Services, Class A (1)	170	9
Automatic Data Processing	690	32
Broadridge Financial Solutions	72	1
Cognizant Technology Solutions (1)	200	16
Computer Sciences (1)	260	15
Convergys (1)	200	3
Electronic Data Systems	620	14
Fidelity National Information	200	9
Fiserv (1)	250	13
Paychex	470	19
Unisys (1)	360	2
Western Union	975	20
		153
Office Electronics 0.1%
Xerox (1)	1,250	22
		22
Semiconductor & Semiconductor Equipment 2.7%
Advanced Micro Devices (1)	660	9
Altera	480	12
Analog Devices	400	14
Applied Materials	1,790	37
Broadcom, Class A (1)	610	22
Intel	7,620	197
KLA-Tencor	290	16
Linear Technology	360	13
LSI Corp (1)	970	7
MEMC Electronic Materials (1)	300	18
Microchip Technology	300	11
Micron Technology (1)	950	10
National Semiconductor	370	10
Novellus Systems (1)	160	4
NVIDIA (1)	690	25
Teradyne (1)	200	3
Texas Instruments	1,850	68
Xilinx	460	12
		488
Software 3.2%
Adobe Systems (1)	740	32
Autodesk (1)	330	16
BMC Software (1)	300	9
CA	540	14
Citrix Systems (1)	270	11
Compuware (1)	370	3
Electronic Arts (1)	430	24
Intuit (1)	400	12
Microsoft	10,620	313
Novell (1)	470	4
Oracle (1)	5,090	110
Symantec (1)	1,173	23
		571

Total Information Technology		2,860
MATERIALS 3.2%
Chemicals 1.7%
Air Products and Chemicals	300	29
Ashland	90	5
Dow Chemical	1,228	53
DuPont	1,150	57
Eastman Chemical	130	9
Ecolab	210	10
Hercules	140	3
International Flavors & Fragrances	130	7
Monsanto	740	64
PPG Industries	190	14
Praxair	440	37
Rohm & Haas	200	11
Sigma Aldrich	160	8
		307
Construction Materials 0.1%
Vulcan Materials	140	12
		12
Containers & Packaging 0.2%
Ball	140	8
Bemis	120	3
Pactiv (1)	160	5
Sealed Air	180	5
Temple-Inland	140	7
		28
Metals & Mining 1.0%
Alcoa	1,100	43
Allegheny Technologies	130	14
Freeport-McMoRan Copper & Gold	497	52
Newmont Mining	530	24
Nucor	420	25
USX-U.S. Steel Group	160	17
		175
Paper & Forest Products 0.2%
International Paper	570	21
MeadWestvaco	208	6
Weyerhaeuser	250	18
		45

Total Materials		567
TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.1%
AT&T	7,951	336
Centurytel	150	7
Citizens Communications	440	6
Embarq	185	10
Qwest Communications International (1)	2,130	20
Verizon Communications	3,740	166
Windstream	613	9
		554
Wireless Telecommunication Services 0.6%
Alltel	500	35
Sprint Nextel	3,713	70
		105

Total Telecommunication Services		659
TRUSTS & MUTUAL FUNDS 1.2%
Trusts & Mutual Funds 1.2%
S&P Depository Receipts Trust	1,400	214
Total Trusts & Mutual Funds		214
UTILITIES 3.3%
Electric Utilities 1.8%
Allegheny Energy (1)	220	12
American Electric Power	520	24
Duke Energy	1,641	31
Edison International	440	24
Entergy	300	32
Exelon	900	68
FirstEnergy	353	22
FPL Group	560	34
Pinnacle West Capital	150	6
PPL	530	25
Progress Energy	320	15
Southern Company	930	34
		327
Gas Utilities 0.1%
NICOR	20	1
Questar	200	10
		11
Independent Power Producers & Energy Traders 0.4%
AES (1)	820	16
Constellation Energy Group	270	23
Dynegy, Class A (1)	492	5
TXU	550	38
		82
Multi-Utilities 1.0%
Ameren	290	15
CenterPoint Energy	350	6
CMS Energy	270	4
Consolidated Edison	300	14
Dominion Resources	380	32
DTE Energy	190	9
Integrys Energy Group	100	5
NiSource	340	6
PG&E	410	20
Public Service Enterprise	350	31
Sempra Energy	350	20
Teco Energy	290	5
XCEL Energy	450	10
		177

Total Utilities		597

Total Common Stocks (Cost $13,620)		17,752
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.3%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	45,602	46
		46
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.85%, 12/20/07 (4)	25,000	25
		25
Total Short-Term Investments (Cost $71)		71
Total Investments in Securities
99.9% of Net Assets (Cost $13,691)		$17,823

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 4.
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2007.
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

Open Futures Contracts at September 30, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 1 S&P 500 Emini contract
$5 par of 3.85% U.S. Treasury Bills
pledged as initial margin	12/07	$77	$3
Net payments (receipts) of variation
margin to date			(3)
Variation margin receivable (payable)
on open futures contracts			$0

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Equity Index 500 Portfolio
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index®. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $13,691,000. Net unrealized gain aggregated $4,135,000 at period-end, of which $4,398,000 related to appreciated investments and $263,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $11,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $45,000 and $547,000, respectively.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 10.2%
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)	6,200	373
		373
Hotels, Restaurants & Leisure 2.8%
International Game Technology	20,100	866
Las Vegas Sands (1)	8,000	1,067
Marriott, Class A	45,500	1,978
McDonald's	10,800	588
MGM Mirage (1)	13,100	1,172
Wynn Resorts	17,400	2,742
		8,413
Internet & Catalog Retail 2.0%
Amazon.com (1)	64,200	5,980
		5,980
Media 1.1%
Discovery Holding, Series A (1)	15,300	441
Grupo Televisa, ADR	22,600	546
McGraw-Hill	1,600	82
Omnicom	28,800	1,385
Shaw Communications	18,000	447
Viacom, Class B (1)	8,675	338
		3,239
Multiline Retail 2.6%
Kohl's (1)	70,500	4,042
Target	56,170	3,570
		7,612
Specialty Retail 0.8%
Bed Bath & Beyond (1)	31,600	1,078
Home Depot	40,700	1,321
		2,399
Textiles, Apparel & Luxury Goods 0.8%
Coach (1)	52,000	2,458
		2,458
Total Consumer Discretionary		30,474
CONSUMER STAPLES 4.2%
Beverages 0.5%
PepsiCo	21,010	1,539
		1,539
Food & Staples Retailing 2.5%
CVS Caremark	138,603	5,493
Sysco	9,400	335
Wal-Mart	33,960	1,482
		7,310
Household Products 1.2%
Procter & Gamble	52,085	3,664
		3,664
Total Consumer Staples		12,513
ENERGY 8.4%
Energy Equipment & Services 5.6%
Baker Hughes	40,670	3,675
Schlumberger	75,900	7,970
Smith International	72,700	5,191
		16,836
Oil, Gas & Consumable Fuels 2.8%
EOG Resources	6,100	441
ExxonMobil	35,600	3,295
Murphy Oil	30,100	2,104
Sunoco	3,000	212
Total, ADR	27,800	2,253
		8,305

Total Energy		25,141
FINANCIALS 16.7%
Capital Markets 10.3%
Ameriprise Financial	24,596	1,552
Bank of New York Mellon	33,990	1,500
Charles Schwab	115,230	2,489
Franklin Resources	35,500	4,526
Goldman Sachs	19,100	4,140
Legg Mason	7,300	615
Merrill Lynch	20,100	1,433
Morgan Stanley	55,700	3,509
Northern Trust	38,700	2,565
State Street	78,500	5,351
UBS (CHF)	55,870	2,996
		30,676
Commercial Banks 0.6%
Wells Fargo	47,080	1,677
		1,677
Consumer Finance 1.5%
American Express	67,680	4,018
Discover Financial (1)	20,650	430
		4,448
Diversified Financial Services 1.6%
Citigroup	66,230	3,091
CME Group	2,700	1,586
IntercontinentalExchange (1)	1,400	212
		4,889
Insurance 2.6%
American International Group	55,710	3,769
Hartford Financial Services	10,300	953
Prudential Financial	31,100	3,035
		7,757
Thrifts & Mortgage Finance 0.1%
Countrywide Financial	13,800	262
		262
Total Financials		49,709
HEALTH CARE 16.8%
Biotechnology 3.8%
Celgene (1)	41,600	2,966
Genentech (1)	50,200	3,917
Gilead Sciences (1)	104,900	4,287
		11,170
Health Care Equipment & Supplies 3.6%
Alcon	11,200	1,612
Baxter International	11,800	664
Medtronic	66,240	3,737
St. Jude Medical (1)	54,600	2,406
Stryker	29,400	2,022
Zimmer Holdings (1)	4,400	356
		10,797
Health Care Providers & Services 5.5%
Aetna	59,300	3,218
Cardinal Health	21,500	1,344
Express Scripts (1)	30,100	1,680
Humana (1)	21,400	1,496
Laboratory Corporation of America (1)	17,500	1,369
Medco (1)	23,300	2,106
UnitedHealth Group	34,700	1,681
WellPoint (1)	43,600	3,441
		16,335
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific (1)	9,400	543
		543
Pharmaceuticals 3.7%
Allergan	35,900	2,314
Eli Lilly	18,400	1,048
Merck	35,500	1,835
Novartis, Regulation D Shares (CHF)	2,241	123
Roche Holding - Genusscheine (CHF)	11,870	2,147
Schering-Plough	73,000	2,309
Wyeth	27,800	1,238
		11,014

Total Health Care		49,859
INDUSTRIALS & BUSINESS SERVICES 10.2%
Aerospace & Defense 2.3%
General Dynamics	44,700	3,776
Lockheed Martin	1,300	141
Rockwell Collins	13,700	1,000
United Technologies	22,800	1,835
		6,752
Air Freight & Logistics 0.3%
Expeditors International of Washington	21,500	1,017
		1,017
Construction & Engineering 0.8%
Foster Wheeler (1)	17,200	2,258
		2,258
Industrial Conglomerates 4.1%
GE	255,970	10,597
McDermott International (1)	28,800	1,558
		12,155
Machinery 2.7%
Danaher	79,800	6,600
Illinois Tool Works	24,200	1,444
		8,044
Total Industrials & Business Services		30,226
INFORMATION TECHNOLOGY 26.5%
Communications Equipment 6.4%
Cisco Systems (1)	182,250	6,034
Corning	65,700	1,620
Juniper Networks (1)	122,900	4,499
LM Ericsson (SEK)	327,900	1,307
Nokia, ADR	97,400	3,694
Qualcomm	45,300	1,914
		19,068
Computers & Peripherals 4.0%
Apple (1)	35,700	5,482
Dell (1)	72,730	2,007
EMC (1)	112,800	2,346
Hewlett-Packard	25,100	1,250
Network Appliance (1)	32,400	872
		11,957
Internet Software & Services 3.9%
eBay (1)	73,000	2,848
Google, Class A (1)	13,400	7,601
Monster Worldwide (1)	28,700	978
		11,427
IT Services 1.7%
Accenture, Class A	34,700	1,397
Automatic Data Processing	75,300	3,459
Mastercard, Class A	1,300	192
		5,048
Semiconductor & Semiconductor Equipment 5.2%
Analog Devices	53,800	1,945
Applied Materials	15,800	327
ASML Holding, ADS (1)	45,900	1,508
Broadcom, Class A (1)	16,600	605
Intel	100,400	2,596
Marvell Technology Group (1)	135,600	2,220
Maxim Integrated Products	56,600	1,661
Texas Instruments	61,100	2,236
Xilinx	89,740	2,346
		15,444
Software 5.3%
Adobe Systems (1)	33,900	1,480
Autodesk (1)	37,800	1,889
Electronic Arts (1)	46,700	2,615
Intuit (1)	39,300	1,191
Microsoft	221,620	6,529
Oracle (1)	100,900	2,184
		15,888

Total Information Technology		78,832
MATERIALS 2.1%
Chemicals 1.1%
Monsanto	38,500	3,301
		3,301
Metals & Mining 1.0%
Freeport McMoRan Copper Gold	27,200	2,853
		2,853
Total Materials		6,154
TELECOMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 0.6%
AT&T	42,500	1,798
		1,798
Wireless Telecommunication Services 4.0%
America Movil, ADR, Series L	69,200	4,429
American Tower Systems, Class A (1)	91,800	3,997
Bharti Airtel (INR) (1)	16,100	388
MetroPCS Communications (1)	20,400	557
Rogers Communications, Class B	56,600	2,577
		11,948
Total Telecommunication Services		13,746

Total Common Stocks (Cost $242,575)		296,654
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	4,185,898	4,186
Total Short-Term Investments (Cost $4,186)		4,186
Total Investments in Securities
101.1% of Net Assets (Cost $246,761)		$300,840

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.
ADR	American Depository Receipts
ADS	American Depository Shares
CHF	Swiss Franc
INR	Indian Rupee
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Portfolio
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $246,761,000. Net unrealized gain aggregated $54,081,000 at period-end, of which $57,314,000 related to appreciated investments and $3,233,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $134,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $4,186,000 and $1,343,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007